UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2016

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Flexible Income Fund

Touchstone Focused Fund

Touchstone Growth Opportunities Fund

Touchstone International Growth Fund

Touchstone International Value Fund

Touchstone Mid Cap Growth Fund

Touchstone Sands Capital Emerging Markets Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Sustainability and Impact Equity Fund

This report identifies the Funds' investments on September 30, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2016

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	57.4%
AA/Aa	8.4
A/A	11.8
BBB/Baa	16.4
BB/Ba	4.6
B/B	0.3
Not Rated	1.1
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	11.8%
BBB/Baa	48.3
BB/Ba	31.4
B/B	5.1
Not Rated	3.4
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	84.8%
Preferred Stocks	5.5
Investment Funds	5.2
Common Stocks
Real Estate	2.7
Health Care	0.6
Consumer Discretionary	0.5
Information Technology	0.4
Industrials	0.2
Exchange Traded Funds	2.0
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	20.2%
Health Care	15.0
Consumer Discretionary	13.2
Financials	12.6
Industrials	11.7
Consumer Staples	8.6
Energy	6.6
Real Estate	2.7
Telecommunication Services	2.4
Materials	1.9
Investment Fund	5.0
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation**	(% of Net Assets)
Information Technology	32.7%
Health Care	19.9
Consumer Discretionary	18.9
Industrials	13.0
Materials	4.2
Consumer Staples	4.0
Financials	3.9
Energy	1.5
Real Estate	0.8
Investment Funds	2.1
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	12.8%
Canada	11.7
Germany	10.1
United Kingdom	9.7
China	7.2
Switzerland	7.0
Netherlands	6.9
France	6.8
Singapore	6.0
Sweden	3.4
United States	3.2
Belgium	2.7
India	2.2
Taiwan	1.7
Denmark	1.6
Israel	1.4
Spain	1.2
Norway	0.3
Investment Funds	7.7
Other Assets/Liabilities (Net)	(3.6)
Total	100.0%

Touchstone International Value Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	17.7%
Japan	15.1
Netherlands	13.5
Switzerland	8.8
France	8.8
Germany	5.3
Singapore	4.4
Ireland	3.7
South Korea	3.5
Denmark	3.1
Austria	2.5
Spain	2.4
Israel	2.3
Italy	2.1
Thailand	1.8
Hong Kong	1.2
Brazil	1.2
United States	0.7
Czech Republic	0.1
Colombia	0.0
Investment Funds	0.8
Other Assets/Liabilities (Net)	1.0
Total	100.0%

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	21.2%
Industrials	19.9
Information Technology	18.0
Health Care	17.8
Financials	7.2
Consumer Staples	5.7
Materials	4.4
Real Estate	1.8
Energy	1.5
Investment Funds	3.3
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Sands Capital Emerging Markets
Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
India	27.9%
Cayman Islands	19.7
Brazil	5.0
South Korea	5.0
China	5.0
South Africa	4.9
Indonesia	4.8
United States	3.9
Philippines	3.8
Thailand	3.5
United Kingdom	2.7
Peru	2.4
Taiwan	1.9
Russia	1.7
Turkey	1.4
Malaysia	1.4
Virgin Islands (British)	1.3
Low Exercise Price
Warrants
Saudi Arabia	1.9
Investment Fund	1.6
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Small Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	24.2%
Health Care	22.0
Consumer Discretionary	18.1
Industrials	12.8
Financials	7.4
Consumer Staples	5.3
Energy	3.9
Materials	1.2
Real Estate	0.7
Investment Funds	12.7
Other Assets/Liabilities (Net)	(8.3)
Total	100.0%

Touchstone Sustainability and Impact Equity
Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	51.0%
Japan	12.9
United Kingdom	11.4
Ireland	3.5
Netherlands	3.3
Germany	3.3
China	2.9
Sweden	2.7
Switzerland	2.4
France	2.1
Italy	0.9
Indonesia	0.7
South Korea	0.4
Investment Fund	3.4
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 46.1%

	Financials — 24.2%
$1,425,000	Aflac, Inc., 3.250%, 3/17/25	$1,490,294
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(A)	2,147,500
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	451,466
10,600,000	Australia & New Zealand Banking
	Group Ltd/United Kingdom
	(Australia), 144a,
	6.750%, 12/29/49(A)(B)	11,648,711
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(A)(B)	3,549,920
5,265,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	5,533,831
2,653,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(A)(B)	2,699,428
2,350,000	Charles Schwab Corp. (The),
	7.000%, 8/29/49(A)(B)	2,726,000
9,249,000	Citigroup, Inc., Ser Q,
	5.950%, 12/29/49(A)(B)	9,417,054
4,000,000	Citigroup, Inc., Ser R,
	6.125%, 12/29/49(A)(B)	4,160,000
4,750,000	Citizens Financial Group, Inc.,
	5.500%, 12/29/49(A)(B)	4,655,000
6,000,000	Credit Agricole SA (France), 144a,
	8.125%, 12/29/49(A)(B)	6,360,000
3,000,000	Dai-ichi Life Insurance Co. Ltd (The)
	(Japan), 144a, 4.000%, 12/29/49(A)(B)	3,015,000
953,275	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/21	994,410
4,285,000	Ford Motor Credit Co. LLC MTN,
	4.389%, 1/8/26	4,571,439
11,850,000	Goldman Sachs Group, Inc. (The), Ser
	L, 5.700%, 12/29/49(A)(B)	12,012,938
4,700,000	HSBC Holdings PLC (United Kingdom),
	6.375%, 12/29/49(A)(B)†	4,690,647
10,000,000	ING Groep NV (Netherlands),
	6.000%, 12/29/49(A)(B)†	9,718,750
12,666,000	JPMorgan Chase & Co., Ser Z, 144a,
	5.300%, 12/29/49(A)(B)	12,840,158
12,050,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%, 4/30/49(A)(B)	12,444,035
5,830,000	MetLife, Inc., Ser C, 5.250%,
	12/29/49(A)(B)	5,859,150
500,000	Nippon Life Insurance Co. (Japan),
	144a, 4.700%, 1/20/46(A)	541,875
1,800,000	Northern Trust Corp.,
	4.600%, 12/29/49(A)(B)	1,829,250
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(A)	2,592,638
1,100,000	QBE Insurance Group Ltd., MTN
	(Australia), 5.875%, 6/17/46(A)	1,161,118
13,750,000	Royal Bank of Scotland Group PLC
	(United Kingdom),
	7.500%, 12/29/49(A)(B)	12,615,625
8,000,000	Societe Generale SA (France), 144a,
	7.375%, 12/29/49(A)(B)	7,840,000
5,000,000	UBS Group AG (China),
	7.125%, 12/29/49(A)(B)	5,063,500
8,500,000	US Bancorp, Ser I,
	5.125%, 12/29/49(A)(B)	8,952,625
11,715,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(A)(B)	12,243,346
		173,825,708

	Industrials — 8.2%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45(A)	4,418,250
590,112	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	624,043
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,839,263
6,715,054	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	7,185,108
4,072,515	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	4,703,755
15,260,000	General Electric Co., Ser D,
	5.000%, 12/29/49(A)(B)	16,228,247
6,183,678	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	6,245,515
1,500,000	Owens Corning, 3.400%, 8/15/26	1,506,958
3,180,000	Owens Corning, 4.200%, 12/15/22	3,416,417
8,320,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(A)†	8,892,000
2,500,266	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,725,290
		58,784,846

	Consumer Discretionary — 4.5%
6,615,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	6,618,962
3,000,000	CalAtlantic Group, Inc.,
	5.875%, 11/15/24	3,210,000
4,175,000	General Motors Financial Co., Inc.,
	3.700%, 5/9/23	4,246,217
1,835,000	Harley-Davidson, Inc., 3.500%, 7/28/25	1,940,773
2,000,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	2,253,706
700,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 2/15/23	731,225
3,250,000	Interpublic Group of Cos., Inc. (The),
	4.200%, 4/15/24	3,490,149
2,552,996	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	2,897,651
3,185,000	Time Warner, Inc., 3.875%, 1/15/26	3,449,753
3,535,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	3,623,375
		32,461,811

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.1% (Continued)

	Information Technology — 2.7%
$3,490,000	Alphabet, Inc., 1.998%, 8/15/26	$3,445,904
2,500,000	Altera Corp., 2.500%, 11/15/18	2,566,172
5,200,000	Microsoft Corp., 4.450%, 11/3/45	5,911,906
7,000,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 3.875%, 9/1/22	7,332,500
		19,256,482

	Consumer Staples — 2.0%
6,255,000	Archer-Daniels-Midland Co.,
	2.500%, 8/11/26	6,270,788
6,180,000	CVS Health Corp., 2.125%, 6/1/21	6,242,727
1,755,000	Kroger Co. (The), 2.650%, 10/15/26	1,741,894
		14,255,409

	Utilities — 1.8%
1,590,000	Duke Energy Progress LLC,
	4.200%, 8/15/45	1,765,100
1,300,000	NextEra Energy Capital Holdings, Inc.,
	2.913%, 10/1/66(A)	1,074,944
3,700,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(A)	3,096,900
2,440,000	Northern States Power Co.,
	3.600%, 5/15/46	2,553,782
5,211,000	WEC Energy Group, Inc.,
	6.250%, 5/15/67(A)	4,501,001
		12,991,727

	Energy — 1.6%
2,255,000	EOG Resources, Inc., 2.625%, 3/15/23	2,251,115
4,825,000	Exxon Mobil Corp., 2.709%, 3/6/25	4,957,958
3,875,000	Transcanada Trust (Canada),
	5.875%, 8/15/76(A)	4,099,750
		11,308,823

	Real Estate — 0.7%
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,244,598
1,000,000	CubeSmart LP, REIT, 4.000%, 11/15/25	1,066,321
2,101,000	DDR Corp., MTN, REIT, 7.500%, 7/15/18	2,301,454
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	810,181
		5,422,554

	Materials — 0.2%
1,750,000	BHP Billiton Finance USA Ltd.
	(Australia), 144a,
	6.250%, 10/19/75(A)	1,894,375

	Telecommunication Services — 0.2%
1,388,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	1,460,079
	Total Corporate Bonds	$331,661,814

	U.S. Treasury Obligations — 16.9%
24,972,900	U.S. Treasury Bond, 3.000%, 11/15/45	28,494,478
12,615,000	U.S. Treasury Note, 1.375%, 10/31/20	12,762,343
6,500,000	U.S. Treasury Note, 1.625%, 2/15/26	6,511,174
7,260,000	U.S. Treasury Note, 1.750%, 5/15/23	7,423,067
2,605,000	U.S. Treasury Note, 2.000%, 11/30/22	2,706,757
14,862,400	U.S. Treasury Note, 2.125%, 5/15/25	15,538,178
3,150,000	U.S. Treasury Note, 2.250%, 3/31/21	3,302,454
3,844,100	U.S. Treasury Note, 2.250%, 11/15/24	4,058,678
6,235,000	U.S. Treasury Note, 2.250%, 11/15/25	6,581,822
25,800,000	United States Treasury Inflation
	Indexed Bonds, 0.625%, 1/15/26	27,482,249
6,220,000	United States Treasury Inflation
	Indexed Bonds, 1.000%, 2/15/46	6,983,593
	Total U.S. Treasury Obligations	$121,844,793

	Asset-Backed Securities — 16.6%
10,515,000	Ally Master Owner Trust, Ser 2014-1,
	Class A2, 1.290%, 1/15/19	10,517,062
1,485,120	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,604,914
5,435,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,603,104
3,930,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class D, 2.190%, 9/20/21	3,944,166
3,315,000	Capital One Multi-Asset Execution
	Trust, Ser 2013-A3, Class A3,
	0.960%, 9/16/19	3,315,284
15,335,000	Chase Issuance Trust, Ser 2013-A8,
	Class A8, 1.010%, 10/15/18	15,336,392
5,400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	5,447,023
9,646,000	Citibank Credit Card Issuance Trust,
	Ser 2014-A2, Class A2,
	1.020%, 2/22/19	9,649,129
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,093,155
665,749	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	711,597
2,270,303	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	1.575%, 1/25/35(A)	2,256,244
879,139	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.398%, 1/25/34(A)	877,913
5,570,000	Discover Card Execution Note Trust,
	Ser 2013-A5, Class A5,
	1.040%, 4/15/19	5,569,998
10,624,000	Discover Card Execution Note Trust,
	Ser 2014-A3, Class A3,
	1.220%, 10/15/19	10,639,387
2,469,169	Encore Credit Receivables Trust, Ser
	2005-4, Class M2, 0.965%, 1/25/36(A)	2,352,971
1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	1,303,362
4,820,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2012-2, Class A,
	1.920%, 1/15/19	4,833,698

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 16.6% (Continued)
$6,700,000	Merrill Lynch Mortgage Investors
	Trust, Ser 2006-FF1, Class M3,
	0.835%, 8/25/36(A)	$6,378,213
689,777	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	756,450
7,906,489	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2,
	1.015%, 5/25/35(A)	7,532,523
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,216,753
174,782	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(C)	179,475
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	0.985%, 10/25/35(A)	2,041,546
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,669,426
4,281,197	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	4,270,316
2,660,000	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1,
	0.985%, 12/25/35(A)	2,584,210
	Total Asset-Backed Securities	$119,684,311

	Agency Collateralized Mortgage
	Obligations — 2.9%
1,712,957	Fannie Mae REMICs, Ser 2008-60, Class
	SA, 5.975%, 7/25/38(A)(D)	338,983
34,319,500	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.158%, 1/25/20(A)	930,347
15,248,704	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.837%, 3/25/22(A)	1,160,277
27,123,732	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 1.010%, 10/25/22(A)	1,190,881
73,103,375	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.428%, 7/25/23(A)	1,376,018
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(A)	4,640,768
34,580,537	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710, Class
	X1, 1.892%, 5/25/19(A)	1,297,386
1,639,285	Freddie Mac REMICs, Ser 3199, Class
	DS, 6.626%, 8/15/36(A)(D)	346,455
1,500,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.484%, 12/25/19(A)	1,523,662
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.274%, 4/25/20(A)	1,894,227
2,365,324	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(D)	96,808
17,990,249	GNMA, Ser 2012-27, Class IO,
	1.072%, 4/16/53(A)	793,728
51,085,625	GNMA, Ser 2012-86, Class IO,
	0.969%, 12/16/53(A)	2,458,097
31,318,372	GNMA, Ser 2016-110, Class IO,
	1.074%, 5/16/58(A)	2,676,603
	Total Agency Collateralized
	Mortgage Obligations	$20,724,240

	Non-Agency Collateralized Mortgage
	Obligations — 0.9%
242,934	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	245,311
2,053,486	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, 3.245%, 2/25/45(A)	2,064,258
132,756	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(C)	136,301
2,157,969	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.202%, 7/25/35(A)	2,121,910
876,906	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(A)	903,076
7,557	Merrill Lynch Mortgage Investors,
	Trust, Ser 2003-A1, Class 2A,
	3.184%, 12/25/32(A)	7,460
539,897	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.956%, 9/25/34(A)	548,630
250,028	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	4.169%, 8/25/35(A)	247,616
126,258	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	126,228
239,128	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.928%, 11/25/34(A)	241,533
	Total Non-Agency Collateralized
	Mortgage Obligations	$6,642,323

	Municipal Bond — 0.5%
3,285,000	City of New York, NY, Public
	Improvements, Txbl, Subser F3,
	UTGO, 4.000%, 6/1/26	3,619,446

	U.S. Government Mortgage-Backed
	Obligations — 0.3%
60,303	FHLMC, Pool #G03170, 6.500%, 8/1/37	69,271
90,834	FHLMC, Pool #G12780, 6.500%, 9/1/22	98,646
117,191	FNMA, Pool #844415, 5.500%, 10/1/35	133,081
758,574	FNMA, Pool #AB1952, 4.000%, 12/1/40	832,573
547,182	FNMA, Pool #AB1953, 4.000%, 12/1/40	596,746

8

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 0.3% (Continued)
$496,815	FNMA, Pool #AB3387, 4.000%, 8/1/41	$534,680
44,222	Freddie Mac Non Gold, Pool #972110,
	2.000%, 10/1/32(A)	45,819
	Total U.S. Government
	Mortgage-Backed Obligations	$2,310,816

	Sovereign Government Obligation — 0.3%
1,795,000	Svensk Exportkredit AB (Sweden),
	1.750%, 5/30/17	1,804,463

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	1,579,557

	Commercial Mortgage-Backed Security — 0.0%
58,194	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(A)	58,132

Shares

	Preferred Stocks — 5.5%

	Financials — 2.7%
83,250	CoBank ACB, Ser H, 6.200%(A)	8,730,844
142,000	Reinsurance Group of America, Inc.,
	5.750%, 6/15/56(A)	4,130,780
123,000	State Street Corp., Ser G, 5.350%(A)	3,297,630
127,000	WR Berkley Corp., 5.750%, 6/1/56	3,286,760
		19,446,014

	Utilities — 1.0%
44,000	Dominion Resources, Inc., 6.375%,
	7/1/2017	2,189,440
173,100	SCE Trust V, Ser K, 5.450%(A)†	5,139,339
		7,328,779

	Real Estate — 0.9%
89,200	AGNC Investment Corp., Ser B REIT,
	7.750%, 12/31/49(B)	2,287,980
143,175	PS Business Parks, Inc., Ser T REIT,
	6.000%	3,656,690
		5,944,670

	Materials — 0.4%
104,023	CHS, Inc., Ser 3, 6.750%(A)†	2,978,178

	Industrials — 0.4%
114,838	Seaspan Corp., (Marshall Islands),
	6.375%, 4/30/19	2,916,885

	Telecommunication Services — 0.1%
32,973	Telephone & Data Systems, Inc.,
	6.875%, 11/15/59	850,044
	Total Preferred Stocks	$39,464,570

	Common Stocks — 4.4%

	Real Estate — 2.7%
154,269	AGNC Investment Corp. REIT	3,014,416
37,883	CyrusOne, Inc. REIT	1,802,094
98,423	Duke Realty Corp. REIT	2,689,901
80,248	Kimco Realty Corp. REIT	2,323,180
91,769	Prologis, Inc. REIT	4,913,312
24,360	Simon Property Group, Inc. REIT	5,042,764
		19,785,667

	Health Care — 0.6%
21,785	AbbVie, Inc.	1,373,981
15,627	Medtronic PLC (Ireland)	1,350,173
10,665	UnitedHealth Group, Inc.	1,493,100
		4,217,254

	Consumer Discretionary — 0.5%
59,558	Dick's Sporting Goods, Inc.	3,378,130

	Information Technology — 0.4%
60,930	Corning, Inc.	1,440,994
22,164	Qualcomm, Inc.	1,518,234
		2,959,228

	Industrials — 0.2%
9,512	Raytheon Co.	1,294,869
	Total Common Stocks	$31,635,148

	Exchange Traded Funds — 2.0%
409,597	iShares MSCI Japan ETF	5,136,346
358,938	VanEck Vectors Gold Miners ETF	9,486,731
	Total Exchange Traded Funds	$14,623,077

	Investment Funds — 5.3%
21,036,006	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.30%∞Ω	21,036,006
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	475,540
15,164,763	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.31%**∞Ω	15,164,763
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	1,015,500
	Total Investment Funds	$37,691,809

Total Investment Securities —101.9%
(Cost $716,848,367)		$733,344,499

Liabilities in Excess of Other Assets — (1.9%)		(13,967,270)

Net Assets — 100.0%		$719,377,229

9

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2016.

(D)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $14,518,752.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

EUR - Euro

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

MXN - Mexican Peso

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SEK - Swedish Krona

USD - United States Dollar

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $70,791,502 or 9.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

10

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$331,661,814	$—	$331,661,814
U.S. Treasury Obligations	—	121,844,793	—	121,844,793
Asset-Backed Securities	—	119,684,311	—	119,684,311
Agency Collateralized Mortgage Obligations	—	20,724,240	—	20,724,240
Non-Agency Collateralized Mortgage Obligations	—	6,642,323	—	6,642,323
Municipal Bond	—	3,619,446	—	3,619,446
U.S. Government Mortgage-Backed Obligations	—	2,310,816	—	2,310,816
Sovereign Government Obligation	—	1,804,463	—	1,804,463
U.S. Government Agency Obligation	—	1,579,557	—	1,579,557
Commercial Mortgage-Backed Security	—	58,132	—	58,132
Preferred Stocks	39,464,570	—	—	39,464,570
Common Stocks	31,635,148	—	—	31,635,148
Exchange Traded Funds	14,623,077	—	—	14,623,077
Investment Funds	37,691,809	—	—	37,691,809
Total Assets	$123,414,604	$609,929,895	$—	$733,344,499

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***
Assets:
Forward Foreign Currency Contracts	$—	$244,845	$—	$244,845
Futures Interest Rate Contracts	72,655	—	—	72,655
				317,500
Liabilities:
Forward Foreign Currency Contracts	—	(243,902)	—	(243,902)
Futures Interest Rate Contracts	(239,292)	—	—	(239,292)
				$(483,194)

Total	$123,247,967	$609,930,838	$—	$733,178,805

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts.

Transactions in written options for the period ended September 30, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, March 31, 2016	—	$—
Call Options Written	18,670	498,816
Call Options Closed	(650)	(106,665)
Call Options Expired	(18,020)	(392,151)
End of Period, September 30, 2016	—	$—

11

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At September 30, 2016, $1,283,489 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley & Wells Fargo open at September 30, 2016:

				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
90 Day Euro Futures	March 2019	538	132,859,100	$72,655
3 Month Euribor Futures	March 2019	500	140,917,989	(15,300)
Euro-Bond Futures	December 2016	115	21,406,110	(26,129)
10-Year JGB Futures	December 2016	29	43,566,491	(197,863)
				$(166,637)

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
ANZ CAPITAL MARKETS	10/21/2016	USD	7,065,123	KRW	7,920,709,852	$(125,553)
ANZ CAPITAL MARKETS	12/22/2016	MXN	141,441,286	USD	7,061,825	164,858
MORGAN STANLEY	10/17/2016	SEK	57,544,180	USD	6,780,747	(67,146)
MORGAN STANLEY	10/21/2016	EUR	6,314,354	USD	7,072,605	27,781
MORGAN STANLEY	10/21/2016	PHP	341,014,850	USD	7,079,256	(51,203)
MORGAN STANLEY	11/07/2016	JPY	723,118,395	USD	7,080,914	52,206
						$943

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Focused Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.9%

Information Technology — 20.2%
Alphabet, Inc. - Class A*	29,240	$23,510,714
Alphabet, Inc. - Class C*	40,793	31,707,991
Apple, Inc.	389,406	44,022,348
Avnet, Inc.	586,286	24,072,902
Cisco Systems, Inc.	1,174,977	37,270,270
International Business Machines Corp.	159,441	25,327,203
LinkedIn Corp. - Class A*	164,284	31,397,958
Microsoft Corp.	656,116	37,792,282
Oracle Corp.	926,051	36,375,283
		291,476,951

Health Care — 15.0%
Abbott Laboratories	783,785	33,146,268
Biogen, Inc.*	113,700	35,591,511
Bio-Rad Laboratories, Inc. - Class A*	209,455	34,310,824
Bristol-Myers Squibb Co.	579,792	31,262,385
Johnson & Johnson	287,430	33,954,106
Novartis AG ADR	595,843	47,047,763
		215,312,857

Consumer Discretionary — 13.2%
Amazon.com, Inc.*	71,821	60,136,442
Carnival Corp. (Panama)	459,948	22,454,661
Comcast Corp. - Class A	428,517	28,427,818
Priceline Group, Inc. (The)*	18,706	27,525,692
Twenty-First Century Fox, Inc. - Class A	1,113,372	26,965,870
Vista Outdoor, Inc.*	624,293	24,884,319
		190,394,802

Financials — 12.6%
Bank of America Corp.	1,225,756	19,183,081
Bank of New York Mellon Corp. (The)	1,291,142	51,490,743
Berkshire Hathaway, Inc. - Class B*	612,579	88,499,288
Goldman Sachs Group, Inc. (The)	135,429	21,840,635
		181,013,747

Industrials — 11.7%
CSX Corp.	620,324	18,919,882
General Electric Co.	1,554,643	46,048,526
Stericycle, Inc.*	333,460	26,723,484
Union Pacific Corp.	283,486	27,648,390
United Technologies Corp.	286,000	29,057,600
WESCO International, Inc.*	323,120	19,868,649
		168,266,531

Consumer Staples — 8.6%
JM Smucker Co. (The)	183,626	24,888,668
Mondelez International, Inc. - Class A	1,177,556	51,694,708
Sysco Corp.	978,643	47,963,293
		124,546,669

Energy — 6.6%
Exxon Mobil Corp.	262,945	22,949,840
Halliburton Co.	543,327	24,384,516
Schlumberger Ltd. (Curacao)	291,408	22,916,325
World Fuel Services Corp.	537,325	24,856,654
		95,107,335

Real Estate — 2.7%
Jones Lang LaSalle, Inc.	97,053	11,043,661
Simon Property Group, Inc. REIT	135,768	28,105,334
		39,148,995

Telecommunication Services — 2.4%
AT&T, Inc.	863,362	35,061,131

Materials — 1.9%
Agrium, Inc. (Canada)	296,726	26,910,081
Total Common Stocks		$1,367,239,099

Investment Fund — 5.0%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	71,736,961	71,736,961

Total Investment Securities —99.9%
(Cost $1,204,314,751)		$1,438,976,060

Other Assets in Excess of Liabilities — 0.1%		804,959

Net Assets — 100.0%		$1,439,781,019

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

13

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,367,239,099	$—	$—	$1,367,239,099
Investment Fund	71,736,961	—	—	71,736,961
Total	$1,438,976,060	$—	$—	$1,438,976,060

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 32.7%
Alphabet, Inc. - Class A*	10,872	$8,741,740
Alphabet, Inc. - Class C*	10,935	8,499,666
Apple, Inc.	104,680	11,834,074
Facebook, Inc. - Class A*	67,350	8,638,984
Intel Corp.	76,060	2,871,265
Microsoft Corp.	159,900	9,210,240
Monolithic Power Systems, Inc.	40,105	3,228,452
ON Semiconductor Corp.*	476,871	5,875,051
Palo Alto Networks, Inc.*	35,440	5,646,655
PayPal Holdings, Inc.*	105,260	4,312,502
Red Hat, Inc.*	68,060	5,501,290
Salesforce.com, Inc.*	80,770	5,761,324
ServiceNow, Inc.*	39,060	3,091,599
Vantiv, Inc. - Class A*	52,680	2,964,304
Visa, Inc. - Class A	91,610	7,576,147
		93,753,293

Health Care — 19.9%
Abbott Laboratories	128,580	5,437,647
ARIAD Pharmaceuticals, Inc.*	262,570	3,594,583
Biogen, Inc.*	13,681	4,282,563
Bristol-Myers Squibb Co.	87,130	4,698,050
Celgene Corp.*	67,935	7,101,246
Cooper Cos., Inc. (The)	20,256	3,631,091
Danaher Corp.	34,760	2,724,836
Gilead Sciences, Inc.	69,000	5,459,280
Jazz Pharmaceuticals PLC (Ireland)*	37,703	4,580,160
Merrimack Pharmaceuticals, Inc.*†	399,060	2,534,031
Mettler-Toledo International, Inc.*	12,579	5,281,042
Nektar Therapeutics*	70,890	1,217,890
Steris PLC (United Kingdom)	89,490	6,541,719
		57,084,138

Consumer Discretionary — 18.9%
Amazon.com, Inc.*	10,446	8,746,540
Charter Communications, Inc.*	23,948	6,465,242
Dollar Tree, Inc.*	49,570	3,912,560
Home Depot, Inc. (The)	44,510	5,727,547
Installed Building Products, Inc.*	91,017	3,264,780
LKQ Corp.*	156,130	5,536,370
Lululemon Athletica, Inc.*	23,640	1,441,567
Newell Rubbermaid, Inc.	130,230	6,857,912
Starbucks Corp.	69,940	3,786,552
TJX Cos., Inc.	69,470	5,194,967
Vail Resorts, Inc.	21,430	3,361,938
		54,295,975

Industrials — 13.0%
General Electric Co.	126,690	3,752,558
HD Supply Holdings, Inc.*	100,950	3,228,381
Lennox International, Inc.	29,910	4,696,767
Lockheed Martin Corp.	20,583	4,934,157
TransDigm Group, Inc.*	19,125	5,529,420
Union Pacific Corp.	54,750	5,339,768
United Continental Holdings, Inc.*	79,126	4,151,741
United Parcel Service, Inc. - Class B	52,280	5,717,341
		37,350,133

Materials — 4.2%
Berry Plastics Group, Inc.*	103,850	4,553,822
Dow Chemical Co. (The)	70,650	3,661,790
Vulcan Materials Co.	32,730	3,722,383
		11,937,995

Consumer Staples — 4.0%
Constellation Brands, Inc. - Class A	36,500	6,076,885
Kellogg Co.	70,880	5,491,074
		11,567,959

Financials — 3.9%
CME Group, Inc.	42,390	4,430,603
East West Bancorp, Inc.	79,672	2,924,759
Synchrony Financial	141,060	3,949,680
		11,305,042

Energy — 1.5%
Baker Hughes, Inc.	82,890	4,183,458

Real Estate — 0.8%
STAG Industrial, Inc. REIT	90,070	2,207,616
Total Common Stocks		$283,685,609

Investment Funds — 2.1%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	3,359,411	3,359,411
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	2,567,319	2,567,319
Total Investment Funds		$5,926,730

Total Investment Securities —101.0%
(Cost $255,321,778)		$289,612,339

Liabilities in Excess of Other Assets — (1.0%)		(2,962,815)

Net Assets — 100.0%		$286,649,524

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $2,508,072.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

15

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$283,685,609	$—	$—	$283,685,609
Investment Funds	5,926,730	—	—	5,926,730
Total	$289,612,339	$—	$—	$289,612,339

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone International Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%

Japan — 12.8%

Consumer Discretionary — 6.2%
Fuji Heavy Industries Ltd. ADR	3,082	$231,039
Sony Corp. ADR	8,991	298,591
Toyota Motor Corp. ADR	1,330	154,360

Health Care — 2.6%
Eisai Co. Ltd. ADR	3,023	188,620
Ono Pharmaceutical Co. Ltd. ADR	10,102	93,949

Industrials — 2.1%
Kubota Corp. ADR	2,992	226,494

Information Technology — 0.5%
Hitachi Ltd. ADR	1,128	52,706

Telecommunication Services — 1.4%
NTT DOCOMO, Inc. ADR	6,180	157,034
Total Japan		1,402,793

Canada — 11.7%

Energy — 2.4%
Cameco Corp.	8,614	73,736
Peyto Exploration & Development Corp.	3,784	106,325
Suncor Energy, Inc.	3,183	88,424

Financials — 3.7%
Brookfield Asset Management, Inc. - Class A	7,311	257,201
Sun Life Financial, Inc.	4,592	149,424

Industrials — 2.0%
Canadian National Railway Co.	3,318	216,997

Information Technology — 2.0%
CGI Group, Inc.*	4,699	223,813

Materials — 1.6%
Agrium, Inc.	1,896	171,951
Total Canada		1,287,871

Germany — 10.1%

Consumer Discretionary — 1.4%
Continental AG ADR	3,565	150,942

Consumer Staples — 1.8%
Henkel AG & Co. KGaA ADR	1,669	195,857

Financials — 1.7%
Allianz SE ADR	12,409	184,025

Health Care — 0.7%
Bayer AG ADR	777	78,088

Industrials — 1.4%
Siemens AG ADR	1,352	158,617

Information Technology — 1.5%
SAP SE ADR	1,821	166,458

Materials — 1.6%
BASF SE ADR	2,082	178,115
Total Germany		1,112,102

United Kingdom — 9.7%

Consumer Discretionary — 3.6%
Sky PLC ADR	3,389	157,402
WPP PLC ADR	2,010	236,617

Consumer Staples — 3.3%
British American Tobacco PLC ADR†	1,530	195,304
Unilever NV	3,614	166,605

Financials — 2.8%
Prudential PLC ADR	8,543	305,071
Total United Kingdom		1,060,999

China — 7.2%

Consumer Discretionary — 0.7%
Vipshop Holdings Ltd. ADR*	5,323	78,088

Energy — 1.3%
CNOOC Ltd. ADR†	1,133	143,313

Information Technology — 5.2%
Alibaba Group Holding Ltd. ADR*	1,370	144,933
Baidu, Inc. ADR*	989	180,067
Tencent Holdings Ltd. ADR	5,959	166,107
YY, Inc. ADR*	1,447	77,096
Total China		789,604

Switzerland — 7.0%

Consumer Staples — 1.8%
Nestle SA ADR	2,571	203,160

Financials — 1.3%
Swiss Re AG ADR	6,474	146,571

Health Care — 3.4%
Novartis AG ADR	2,296	181,292
Roche Holding AG ADR	6,097	188,824

Information Technology — 0.5%
Luxoft Holding, Inc.*	958	50,630
Total Switzerland		770,477

Netherlands — 6.9%

Consumer Staples — 1.0%
Heineken NV ADR	2,559	112,238

Energy — 1.1%
Core Laboratories NV	1,051	118,059

17

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.9% (Continued)

Netherlands — (Continued)

Financials — 0.8%
ING Groep NV ADR	7,576	$93,488

Information Technology — 2.2%
NXP Semiconductors NV*	2,331	237,785

Materials — 1.8%
LyondellBasell Industries NV - Class A	2,401	193,665
Total Netherlands		755,235

France — 6.8%

Consumer Staples — 1.6%
L'Oreal SA ADR	4,742	179,200

Health Care — 2.2%
Cellectis SA ADR*†	2,698	64,968
Essilor International SA ADR	2,662	171,593

Information Technology — 3.0%
Criteo SA ADR*	2,754	96,693
Dassault Systemes ADR	2,724	235,544
Total France		747,998

Singapore — 6.0%

Financials — 1.2%
United Overseas Bank Ltd. ADR	4,853	134,040

Information Technology — 4.8%
Broadcom Ltd.	3,042	524,806
Total Singapore		658,846

Sweden — 3.4%

Financials — 1.9%
Swedbank AB ADR	9,027	211,412

Industrials — 1.5%
Atlas Copco AB ADR - Class A	5,253	158,273
Total Sweden		369,685

United States — 3.2%

Consumer Discretionary — 1.4%
Carnival PLC ADR†	3,064	150,381

Financials — 0.8%
OM Asset Management PLC	6,519	90,679

Health Care — 1.0%
Medtronic PLC	1,301	112,406
Total United States		353,466

Belgium — 2.7%

Consumer Staples — 2.2%
Anheuser-Busch InBev NV ADR	1,844	242,320

Health Care — 0.5%
Galapagos NV ADR*	867	56,060
Total Belgium		298,380

India — 2.2%

Financials — 1.2%
HDFC Bank Ltd. ADR	1,819	130,768

Information Technology — 1.0%
WNS Holdings Ltd. ADR*	3,522	105,484
Total India		236,252

Taiwan — 1.7%

Information Technology — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,980	182,928

Denmark — 1.6%

Health Care — 1.6%
Novo Nordisk A/S ADR	4,245	176,550

Israel — 1.4%

Health Care — 0.6%
Taro Pharmaceuticals Industries Ltd.*†	591	65,311

Information Technology — 0.8%
Mellanox Technologies Ltd.*	2,046	88,490
Total Israel		153,801

Spain — 1.2%

Health Care — 1.2%
Grifols SA ADR	8,461	135,122

Norway — 0.3%

Materials — 0.3%
Yara International ASA ADR	940	31,462
Total Common Stocks		$10,523,571

Investment Funds — 7.7%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	423,462	423,462
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	426,781	426,781
Total Investment Funds		$850,243

18

Touchstone International Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —103.6%
(Cost $11,166,508)	$11,373,814

Liabilities in Excess of Other Assets — (3.6%)	(398,340)

Net Assets — 100.0%	$10,975,474

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $417,894.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,523,571	$—	$—	$10,523,571
Investment Funds	$850,243	$—	$—	$850,243
Total	$11,373,814	$—	$—	$11,373,814

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone International Value Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

United Kingdom — 17.7%

Consumer Staples — 5.4%
Dairy Crest Group PLC	63,047	$529,532
Imperial Brands PLC	16,239	835,827

Energy — 3.1%
BP PLC	82,500	480,868
BP PLC ADR	8,600	302,376

Health Care — 2.9%
GlaxoSmitKline PLC	34,300	730,536

Industrials — 1.5%
Rolls-Royce Holdings PLC*	41,800	389,979

Materials — 3.4%
DS Smith PLC	170,028	846,025

Utilities — 1.4%
National Grid PLC	25,205	355,964
Total United Kingdom		4,471,107

Japan — 15.1%

Industrials — 8.3%
Fuji Electric Co. Ltd.	144,000	661,797
IHI Corp.	199,000	578,335
Mabuchi Motor Co. Ltd.	6,600	366,239
Sumitomo Corp.	43,900	491,445

Information Technology — 5.3%
Canon, Inc.*	19,800	574,841
Hitachi Ltd.	94,000	440,539
Trend Micro, Inc.	8,800	306,989

Materials — 1.5%
Sumitomo Osaka Cement Co. Ltd.	81,000	376,018
Total Japan		3,796,203

Netherlands — 13.5%

Consumer Discretionary — 2.1%
Fiat Chrysler Automobiles NV	82,100	521,847

Financials — 4.2%
Aegon NV	98,500	375,723
ING Groep N.V.	56,143	693,124

Industrials — 7.2%
Airbus Group SE	10,600	642,906
CNH Industrial NV	60,000	429,630
CNH Industrial NV	15,100	109,022
Koninklijke Philips NV	21,000	621,384
Total Netherlands		3,393,636

Switzerland — 8.8%

Financials — 4.2%
Credit Suisse Group AG	35,256	463,357
Helvetia Holding AG	577	291,062
Swiss Life Holding AG	1,200	311,187

Health Care — 1.7%
Novartis AG	5,349	422,145

Industrials — 2.9%
ABB Ltd.	17,472	393,784
ABB Ltd. ADR	8,400	189,084
OC Oerlikon Corp. AG	14,600	145,897
Total Switzerland		2,216,516

France — 8.8%

Consumer Staples — 0.3%
Casino Guichard Perrachon SA	1,317	64,104

Energy — 2.2%
Technip SA	9,200	565,566

Health Care — 2.9%
Sanofi	9,525	725,342

Industrials — 2.4%
Cie de Saint-Gobain	13,800	597,130

Materials — 1.0%
Air Liquide SA	2,400	257,369
Total France		2,209,511

Germany — 5.3%

Consumer Discretionary — 1.2%
Daimler AG	4,300	303,271

Financials — 1.8%
Deutsche Boerse AG*	5,506	446,915

Health Care — 2.2%
Bayer AG	5,500	552,370

Materials — 0.1%
Linde AG	200	33,984
Total Germany		1,336,540

Singapore — 4.4%

Consumer Discretionary — 2.2%
Jardine Cycle & Carriage Ltd.	17,400	549,607

Financials — 2.2%
United Overseas Bank Ltd.	39,600	549,402
Total Singapore		1,099,009

20

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

Ireland — 3.7%

Materials — 3.7%
CRH PLC	27,800	$920,290

South Korea — 3.5%

Consumer Discretionary — 1.6%
Hankook Tire Co. Ltd.	7,400	399,110

Financials — 1.9%
Shinhan Financial Group Co. Ltd.	13,050	477,952
Total South Korea		877,062

Denmark — 3.1%

Financials — 3.1%
Danske Bank A/S	26,425	773,088

Austria — 2.5%

Financials — 2.5%
Erste Group Bank AG	21,600	639,616

Spain — 2.4%

Financials — 2.4%
Banco de Sabadell SA	273,973	350,997
Banco Santander SA	60,088	266,573
Total Spain		617,570

Israel — 2.3%

Health Care — 2.3%
Teva Pharmaceutical Industries Ltd. ADR	12,500	575,125

Italy — 2.1%

Energy — 2.1%
Eni SpA	36,391	524,408

Thailand — 1.8%

Consumer Staples — 1.5%
Charoen Pokphand Foods PCL	400,600	368,241

Financials — 0.3%
Bangkok Bank PCL	19,300	90,874
Total Thailand		459,115

Hong Kong — 1.2%

Utilities — 1.2%
Guangdong Investment Ltd.	194,100	310,065

Brazil — 1.2%

Industrials — 1.2%
Embraer SA ADR	17,900	308,954

United States — 0.7%

Consumer Staples — 0.7%
Coca-Cola European Partners	4,400	175,560

Czech Republic — 0.1%

Financials — 0.1%
Komercni Banka A/S	800	27,742

Colombia — 0.0%

Energy — 0.0%
Ecopetrol SA ADR*	1,300	11,388
Total Common Stocks		$24,742,505

Investment Fund — 0.8%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	196,087	196,087
Total Investment Fund		$196,087

Total Investment Securities —99.0%
(Cost $29,745,829)		$24,938,592

Other Assets in Excess of Liabilities — 1.0%		260,347

Net Assets — 100.0%		$25,198,939

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

21

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$831,908	$3,639,199	$—	$4,471,107
Japan	—	3,796,203	—	3,796,203
Netherlands	802,146	2,591,490	—	3,393,636
Switzerland	189,084	2,027,432	—	2,216,516
France	—	2,209,511	—	2,209,511
Germany	—	1,336,540	—	1,336,540
Singapore	—	1,099,009	—	1,099,009
Ireland	—	920,290	—	920,290
South Korea	399,110	477,952	—	877,062
Denmark	—	773,088	—	773,088
Austria	—	639,616	—	639,616
Spain	—	617,570	—	617,570
Israel	575,125	—	—	575,125
Italy	—	524,408	—	524,408
Thailand	—	459,115	—	459,115
Hong Kong	—	310,065	—	310,065
Brazil	308,954	—	—	308,954
United States	175,560	—	—	175,560
Czech Republic	—	27,742	—	27,742
Colombia	11,388	—	—	11,388
Investment Fund	196,087	—	—	196,087
Total	$3,489,362	$21,449,230	$—	$24,938,592

At September 30, 2016, equity securities valued at $399,110 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Consumer Discretionary — 21.2%
Aramark	267,515	$10,173,595
Dollar General Corp.	121,220	8,484,188
Expedia, Inc.	90,120	10,518,806
Hasbro, Inc.	116,410	9,234,805
Liberty Broadband Corp. - Class A*	202,310	14,194,070
LKQ Corp.*	387,900	13,754,934
Marriott International, Inc. - Class A	205,650	13,846,414
Newell Brands, Inc.	289,942	15,268,346
O'Reilly Automotive, Inc.*	46,144	12,925,396
PVH Corp.	108,675	12,008,588
Scripps Networks Interactive, Inc. - Class A	188,930	11,995,166
Six Flags Entertainment Corp.	272,530	14,610,333
Ulta Salon Cosmetics & Fragrance, Inc.*	36,790	8,755,284
		155,769,925

Industrials — 19.9%
Fortune Brands Home & Security, Inc.	235,740	13,696,494
IHS Markit Ltd.*	313,654	11,777,708
JB Hunt Transport Services, Inc.	169,706	13,769,945
Lennox International, Inc.	71,726	11,263,134
Macquarie Infrastructure Corp.	142,110	11,829,236
Middleby Corp. (The)*	109,520	13,538,862
Nielsen Holdings PLC	277,551	14,868,407
Norfolk Southern Corp.	140,530	13,639,842
TransDigm Group, Inc.*	47,140	13,629,117
TransUnion*	327,700	11,305,650
United Continental Holdings, Inc.*	334,390	17,545,443
		146,863,838

Information Technology — 18.0%
Alliance Data Systems Corp.*	50,990	10,938,885
Ciena Corp.*	341,720	7,449,496
FleetCor Technologies, Inc.*	67,415	11,712,008
Microsemi Corp.*	282,520	11,860,190
NICE Ltd. ADR†	183,083	12,255,576
Palo Alto Networks, Inc.*	95,975	15,291,697
Red Hat, Inc.*	173,940	14,059,570
Sabre Corp.	399,590	11,260,446
ServiceNow, Inc.*	192,280	15,218,962
Splunk, Inc.*	154,910	9,090,119
Vantiv, Inc.*	237,410	13,359,061
		132,496,010

Health Care — 17.8%
Agilent Technologies, Inc.	235,740	11,100,997
Alnylam Pharmaceuticals, Inc.*	101,990	6,912,882
BioMarin Pharmaceutical, Inc.*	76,905	7,115,251
Cooper Cos., Inc. (The)	70,224	12,588,354
DENTSPLY SIRONA, Inc.	228,220	13,563,115
Henry Schein, Inc.*	62,026	10,108,997
Hill-Rom Holdings, Inc.	179,618	11,132,724
ICON PLC (Ireland)*	206,490	15,976,131
Jazz Pharmaceuticals PLC (Ireland)*	109,179	13,263,065
Mettler-Toledo International, Inc.*	31,457	13,206,592
Teleflex, Inc.	94,100	15,813,505
		130,781,613

Financials — 7.2%
Affiliated Managers Group, Inc.*	73,560	10,644,131
Assurant, Inc.	107,610	9,927,022
FNF Group	295,940	10,923,145
MSCI, Inc.	143,780	12,068,893
Western Alliance Bancorp*	256,600	9,632,764
		53,195,955

Consumer Staples — 5.7%
Constellation Brands, Inc. - Class A	126,236	21,017,032
Kellogg Co.	180,570	13,988,758
Pinnacle Foods, Inc.	147,127	7,381,362
		42,387,152

Materials — 4.4%
Celanese Corp - Series A	177,230	11,796,429
Scotts Miracle-Gro Co. (The) - Class A	133,752	11,137,529
Vulcan Materials Co.	81,730	9,295,153
		32,229,111

Real Estate — 1.8%
CBRE Group, Inc. - Class A*	247,443	6,923,455
Equinix, Inc. REIT	18,727	6,746,402
		13,669,857

Energy — 1.5%
Baker Hughes, Inc.	215,690	10,885,874
Total Common Stocks		$718,279,335

Investment Funds — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	23,672,061	23,672,061
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	401,200	401,200
Total Investment Funds		$24,073,261

Total Investment Securities — 100.8%
(Cost $616,299,500)		$742,352,596

Liabilities in Excess of Other Assets — (0.8%)		(6,119,308)

Net Assets — 100.0%		$736,233,288

23

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $394,946.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$718,279,335	$—	$—	$718,279,335
Investment Funds	24,073,261	—	—	24,073,261
Total	$742,352,596	$—	$—	$742,352,596

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.3%

India — 27.9%

Consumer Discretionary — 4.8%
Bharat Forge Ltd.	121,100	$1,660,326
Jubilant Foodworks Ltd.	309,000	4,486,969
Zee Entertainment Enterprises Ltd.	661,400	5,444,452

Consumer Staples — 2.8%
Britannia Industries Ltd.	47,600	2,408,056
ITC Ltd.	1,165,600	4,229,798

Financials — 7.4%
Housing Development Finance Corp. Ltd.	613,600	12,870,262
Shriram Transport Finance Co. Ltd.	276,700	4,837,995

Health Care — 3.2%
Apollo Hospitals Enterprise Ltd.	192,100	3,794,186
Lupin Ltd.	169,700	3,795,783

Industrials — 7.1%
Adani Ports & Special Economic Zone Ltd.	2,118,200	8,192,988
Eicher Motors Ltd.	12,800	4,783,851
Larsen & Toubro Ltd.	192,100	4,144,090

Materials — 2.6%
Asian Paints Ltd.	361,400	6,309,170
Total India		66,957,926

Cayman Islands — 19.7%

Consumer Discretionary — 4.4%
NagaCorp Ltd.	5,508,000	3,635,577
Sands China Ltd.	1,602,400	7,023,525

Information Technology — 15.3%
Alibaba Group Holding Ltd. ADR*	171,100	18,100,669
Baidu, Inc. ADR*	63,200	11,506,824
Tencent Holdings Ltd.	255,300	7,097,860
Total Cayman Islands		47,364,455

Brazil — 5.0%

Consumer Staples — 3.3%
Raia Drogasil SA	381,100	7,834,923

Information Technology — 1.7%
Cielo SA	414,756	4,167,774
Total Brazil		12,002,697

South Korea — 5.0%

Consumer Staples — 3.2%
Amorepacific Corp.	15,100	5,354,797
LG Household & Health Care Ltd.	2,500	2,175,619

Health Care — 1.8%
Medy-Tox, Inc.	10,675	4,387,428
Total South Korea		11,917,844

China — 5.0%

Consumer Discretionary — 3.5%
ANTA Sports Products Ltd.	1,012,000	2,767,074
Ctrip.com International Ltd. ADR*	120,800	5,625,656

Health Care — 1.5%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	5,152,000	3,475,630
Total China		11,868,360

South Africa — 4.9%

Consumer Discretionary — 4.9%
Naspers Ltd. - Class N	68,400	11,838,188

Indonesia — 4.8%

Financials — 2.6%
Bank Rakyat Indonesia Persero Tbk PT	6,801,800	6,382,387

Health Care — 2.2%
Kalbe Farma Tbk PT	21,391,900	2,818,546
Siloam International Hospitals Tbk PT*	3,027,216	2,389,114
Total Indonesia		11,590,047

United States — 3.9%

Information Technology — 3.9%
MercadoLibre, Inc.	50,650	9,368,730

Philippines — 3.8%

Consumer Staples — 1.1%
Universal Robina Corp.	752,100	2,767,883

Industrials — 1.0%
International Container Terminal Services, Inc.	1,450,700	2,309,595

Real Estate — 1.7%
SM Prime Holdings, Inc.	7,080,600	4,123,962
Total Philippines		9,201,440

Thailand — 3.5%

Consumer Staples — 2.5%
CP ALL PCL	3,338,800	5,938,708

Health Care — 1.0%
Bangkok Dusit Medical Services PCL - Class F	3,871,700	2,440,483
Total Thailand		8,379,191

United Kingdom — 2.7%

Health Care — 2.7%
Hikma Pharmaceuticals PLC	243,500	6,360,604

25

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.3% (Continued)

Peru — 2.4%

Financials — 2.4%
Credicorp Ltd.*	38,264	$5,824,546

Taiwan — 1.9%

Information Technology — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	150,040	4,589,724

Russia — 1.7%

Consumer Staples — 1.7%
Magnit OJSC GDR	97,100	4,047,185

Turkey — 1.4%

Consumer Staples — 1.4%
BIM Birlesik Magazalar AS	203,900	3,401,237

Malaysia — 1.4%

Health Care — 1.4%
IHH Healthcare Bhd	2,176,700	3,331,764

Virgin Islands (British) — 1.3%

Information Technology — 1.3%
Mail.Ru Group Ltd. GDR*	178,600	3,132,644
Total Common Stocks		$231,176,582

	Number
	of Contracts

Low Exercise Price Warrants — 1.9%

Saudi Arabia — 1.9%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	142,833	2,009,446
Almarai Co. Ltd.
Strike $0.0001, Exp 4/08/19	173,833	2,445,570
Total Saudi Arabia		4,455,016
Total Low Exercise Price Warrants		$4,455,016

Shares

Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	3,907,649	3,907,649

Total Investment Securities — 99.8%
(Cost $210,259,415)	$239,539,247

Other Assets in Excess of Liabilities — 0.2%	417,289

Net Assets — 100.0%	$239,956,536

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

26

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$66,957,926	$—	$66,957,926
Cayman Islands	29,607,493	17,756,962	—	47,364,455
Brazil	12,002,697	—	—	12,002,697
South Korea	—	11,917,844	—	11,917,844
China	5,625,656	6,242,704	—	11,868,360
South Africa	—	11,838,188	—	11,838,188
Indonesia	2,389,114	9,200,933	—	11,590,047
United States	9,368,730	—	—	9,368,730
Philippines	—	9,201,440	—	9,201,440
Thailand	—	8,379,191	—	8,379,191
United Kingdom	—	6,360,604	—	6,360,604
Peru	5,824,546	—	—	5,824,546
Taiwan	4,589,724	—	—	4,589,724
Russia	—	4,047,185	—	4,047,185
Turkey	—	3,401,237	—	3,401,237
Malaysia	3,331,764	—	—	3,331,764
Virgin Islands (British)	3,132,644	—	—	3,132,644
Low Exercise Price
Warrants Saudi Arabia	—	4,455,016	—	4,455,016
Investment Fund	3,907,649	—	—	3,907,649
Total	$79,780,017	$159,759,230	$—	$239,539,247

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Small Cap Growth Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.6%

Information Technology — 24.2%
Arris International PLC*	198,494	$5,623,335
BroadSoft, Inc.*	140,771	6,552,890
Ciena Corp.*	266,817	5,816,611
Cirrus Logic, Inc.*	167,231	8,888,328
comScore, Inc.*	133,425	4,090,811
Criteo SA ADR*	75,152	2,638,587
Euronet Worldwide, Inc.*	165,948	13,579,525
ExlService Holdings, Inc.*	114,911	5,727,164
Gigamon, Inc.*	92,423	5,064,780
j2 Global, Inc.	54,468	3,628,113
Manhattan Associates, Inc.*	108,689	6,262,660
MAXIMUS, Inc.	124,380	7,034,933
Mellanox Technologies Ltd. (Israel)*	140,939	6,095,612
Power Integrations, Inc.	103,624	6,531,421
Qualys, Inc.*	112,512	4,296,833
Science Applications International Corp.	95,020	6,591,537
Shutterstock, Inc.*†	78,224	4,982,869
Synaptics, Inc.*	60,266	3,530,382
Tessera Technologies, Inc.	107,664	4,138,604
Travelport Worldwide Ltd. (Bermuda)	267,108	4,014,633
		115,089,628

Health Care — 22.0%
ABIOMED, Inc.*	31,108	3,999,867
ACADIA Pharmaceuticals, Inc.*†	86,876	2,763,526
Agios Pharmaceuticals, Inc.*†	30,222	1,596,326
Akorn, Inc.*	223,209	6,084,677
Alder Biopharmaceuticals, Inc.*†	90,924	2,979,579
AMN Healthcare Services, Inc.*	195,790	6,239,827
ANI Pharmaceuticals, Inc.*†	85,144	5,649,304
Cambrex Corp.*	190,543	8,471,542
Charles River Laboratories International, Inc.*	76,569	6,381,260
Chemed Corp.	57,536	8,116,604
China Biologic Products, Inc.*	32,369	4,029,293
Globus Medical, Inc. - Class A*	131,307	2,963,599
Horizon Pharma PLC*	277,345	5,028,265
ICON PLC (Ireland)*	108,989	8,432,479
Insulet Corp.*	88,660	3,629,740
Medidata Solutions, Inc.*	132,825	7,406,322
Momenta Pharmaceuticals, Inc.*	298,108	3,484,883
Natus Medical, Inc.*	166,696	6,549,486
Ophthotech Corp.*	90,924	4,194,324
Prestige Brands Holdings, Inc.*	85,548	4,129,402
Radius Health, Inc.*†	39,654	2,144,885
		104,275,190

Consumer Discretionary — 18.1%
Big Lots, Inc.	111,313	5,315,196
Burlington Stores, Inc.*	123,831	10,032,788
Columbia Sportswear Co.	48,632	2,759,380
Cooper Tire & Rubber Co.	165,043	6,274,935
Core-Mark Holding Co., Inc.	122,590	4,388,722
Cracker Barrel Old Country Store, Inc.†	45,649	6,035,711
Dave & Buster's Entertainment, Inc.*	123,555	4,840,885
DineEquity, Inc.	62,864	4,978,200
G-III Apparel Group Ltd.*	149,391	4,354,748
Imax Corp. (Canada)*	146,318	4,238,832
La-Z-Boy, Inc.	239,768	5,888,702
Lithia Motors, Inc. - Class A	77,063	7,361,058
Marriott Vacations Worldwide Corp.	87,014	6,379,866
Ruth's Hospitality Group, Inc.	197,883	2,794,108
Skechers U.S.A., Inc. - Class A*	270,630	6,197,427
Sportsman's Warehouse Holdings, Inc.*†	393,754	4,142,292
		85,982,850

Industrials — 12.8%
AECOM*	173,279	5,151,585
Argan, Inc.	79,607	4,711,938
AZZ, Inc.	112,500	7,342,875
Beacon Roofing Supply, Inc.*	99,258	4,175,784
Dycom Industries, Inc.*	71,003	5,806,625
EMCOR Group, Inc.	80,095	4,775,264
Hexcel Corp.	126,070	5,584,901
Insperity, Inc.	70,779	5,141,387
Proto Labs, Inc.*†	73,069	4,377,564
Trex Co., Inc.*	123,809	7,270,064
WageWorks, Inc.*	101,418	6,177,370
		60,515,357

Financials — 7.4%
Bank of The Ozarks, Inc.	117,861	4,525,862
BofI Holding, Inc.*†	220,512	4,939,469
Financial Engines, Inc.†	134,678	4,001,283
Interactive Brokers Group, Inc. - Class A	157,344	5,549,523
Janus Capital Group, Inc.	374,393	5,245,246
PRA Group, Inc.*	133,671	4,616,996
Western Alliance Bancorp*	171,579	6,441,076
		35,319,455

Consumer Staples — 5.3%
B&G Foods, Inc.	139,065	6,839,217
Boston Beer Co., Inc. (The) - Class A*	28,908	4,488,256
Cal-Maine Foods, Inc.†	115,089	4,435,530
Central Garden & Pet Co.*	125,794	3,270,644
J&J Snack Foods Corp.	52,897	6,301,091
		25,334,738

Energy — 3.9%
Carrizo Oil & Gas, Inc.*	145,747	5,920,243
Matador Resources Co.*	160,187	3,898,952
Matrix Service Co.*	201,636	3,782,691
Superior Energy Services, Inc.	270,468	4,841,377
		18,443,263

Materials — 1.2%
Silgan Holdings, Inc.	111,330	5,632,185

Real Estate — 0.7%
HFF, Inc. - Class A	116,418	3,223,614
Total Common Stocks		$453,816,280

28

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 12.7%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	26,106,852	$26,106,852
Invesco Government & Agency Portfolio, Institutional Class, 0.31%**∞Ω	34,163,476	34,163,476
Total Investment Funds		$60,270,328

Total Investment Securities — 108.3%
(Cost $512,585,441)		$514,086,608

Liabilities in Excess of Other Assets — (8.3%)		(39,215,729)

Net Assets — 100.0%		$474,870,879

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $33,465,503.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$453,816,280	$—	$—	$453,816,280
Investment Funds	60,270,328	—	—	60,270,328
Total	$514,086,608	$—	$—	$514,086,608

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

United States — 51.0%

Consumer Discretionary — 4.4%
Amazon.com, Inc.*	6,716	$5,623,374
Ford Motor Co.	264,610	3,193,843
NIKE, Inc. - Class B	72,330	3,808,174

Consumer Staples — 2.7%
CVS Health Corp.	87,246	7,764,022

Energy — 4.7%
Apache Corp.	83,640	5,342,087
ConocoPhillips	136,473	5,932,481
Noble Energy, Inc.	58,170	2,078,996

Financials — 10.6%
Aflac, Inc.	38,284	2,751,471
Annaly Capital Management, Inc. REIT	360,034	3,780,357
Discover Financial Services	61,960	3,503,838
JPMorgan Chase & Co.	117,266	7,808,743
Reinsurance Group of America, Inc.	69,774	7,531,406
Wells Fargo & Co.	109,802	4,862,033

Health Care — 8.1%
Abbott Laboratories	65,341	2,763,269
Becton Dickinson and Co.	27,997	5,031,901
Biogen, Inc.*	9,663	3,024,809
Cerner Corp.*	60,270	3,721,672
Illumina, Inc.*	14,273	2,592,833
Regeneron Pharmaceuticals, Inc.*	4,433	1,782,155
St Jude Medical, Inc.	33,835	2,698,680
Ultragenyx Pharmaceutical, Inc.*	22,804	1,617,716

Industrials — 5.6%
Roper Technologies, Inc.	23,203	4,233,851
Southwest Airlines Co.	202,675	7,882,031
United Continental Holdings, Inc.*	73,064	3,833,668

Information Technology — 10.7%
Alphabet, Inc. - Class A*	11,505	9,250,710
Microsoft Corp.	152,867	8,805,139
Oracle Corp.	123,931	4,868,010
Visa, Inc. - Class A	91,009	7,526,444

Telecommunication Services — 1.5%
SBA Communications Corp. - Class A*	39,498	4,430,096

Utilities — 2.7%
American Water Works Co., Inc.	101,860	7,623,202
Total United States		145,667,011

Japan — 12.9%

Consumer Discretionary — 0.9%
NGK Spark Plug Co. Ltd.	140,200	2,477,381

Financials — 0.7%
Orix Corp.	139,600	2,059,471

Industrials — 5.2%
Amada Holdings Co. Ltd.	308,200	3,205,990
Kinden Corp.	483,400	5,572,894
Nabtesco Corp.*	102,900	2,915,221
SMC Corp.	10,800	3,118,314

Information Technology — 2.0%
Kyocera Corp.*	117,000	5,622,233

Telecommunication Services — 2.9%
Nippon Telegraph & Telephone Corp.	178,600	8,168,448

Utilities — 1.2%
Tokyo Gas Co. Ltd.	805,000	3,581,461
Total Japan		36,721,413

United Kingdom — 11.4%

Consumer Discretionary — 5.7%
Berkeley Group Holdings PLC	79,435	2,654,206
Compass Group PLC	297,624	5,763,950
Delphi Automotive PLC	77,020	5,493,066
InterContinental Hotels Group	59,629	2,457,601

Consumer Staples — 1.1%
Unilever PLC ADR	65,874	3,122,428

Financials — 1.7%
Prudential PLC	276,003	4,892,585

Industrials — 2.9%
Intertek Group PLC	54,635	2,466,422
Pentair PLC	88,276	5,670,850
Total United Kingdom		32,521,108

Ireland — 3.5%

Health Care — 3.5%
Mallinckrodt PLC*	55,936	3,903,214
Shire PLC ADR	31,380	6,083,327
Total Ireland		9,986,541

Netherlands — 3.3%

Financials — 3.3%
ABN AMRO Group N.V.	130,824	2,704,954
ING Groep N.V.	540,144	6,668,446
Total Netherlands		9,373,400

Germany — 3.3%

Consumer Discretionary — 0.5%
Bayerische Motoren Werke AG	17,592	1,481,171

Materials — 2.8%
HeidelbergCement AG	83,184	7,866,907
Total Germany		9,348,078

30

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.5% (Continued)

China — 2.9%

Information Technology — 2.9%
Baidu, Inc. ADR*	19,158	$3,488,097
Tencent Holdings Ltd.	172,200	4,787,511
Total China		8,275,608

Sweden — 2.7%

Financials — 1.6%
Swedbank AB - Class A	197,400	4,638,231

Industrials — 1.1%
Atlas Copco AB - Class A	105,363	3,171,904
Total Sweden		7,810,135

Switzerland — 2.4%

Health Care — 2.4%
Novartis AG	89,016	7,025,172

France — 2.1%

Industrials — 2.1%
Cie de Saint-Gobain	92,096	3,985,017
Schneider Electric SE	28,470	1,980,494
Total France		5,965,511

Italy — 0.9%

Consumer Discretionary — 0.9%
Luxottica Group SPA	56,471	2,697,247

Indonesia — 0.7%

Financials — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	2,123,600	1,992,655

South Korea — 0.4%

Telecommunication Services — 0.4%
KT Corp. ADR	67,504	1,083,439
Total Common Stocks		278,467,318

Investment Fund — 3.4%
Dreyfus Government Cash Management, Institutional Shares, 0.30%∞Ω	9,580,747	9,580,747

Total Investment Securities —100.9%
(Cost $279,463,585)		$288,048,065

Liabilities in Excess of Other Assets — (0.9%)		(2,526,488)

Net Assets — 100.0%		$285,521,577

*	Non-income producing security.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

∞	Open-End Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$145,667,011	$—	$—	$145,667,011
Japan	—	36,721,413	—	36,721,413
United Kingdom	14,286,344	18,234,764	—	32,521,108
Ireland	9,986,541	—	—	9,986,541
Netherlands	6,668,446	2,704,954	—	9,373,400
Germany	—	9,348,078	—	9,348,078
China	3,488,097	4,787,511	—	8,275,608
Sweden	—	7,810,135	—	7,810,135
Switzerland	—	7,025,172	—	7,025,172
France	—	5,965,511	—	5,965,511
Italy	—	2,697,247	—	2,697,247
Indonesia	—	1,992,655	—	1,992,655
South Korea	1,083,439	—	—	1,083,439
Investment Fund	9,580,747	—	—	9,580,747
Total	$190,760,625	$97,287,440	$—	$288,048,065

At September 30, 2016, equity securities valued at $2,704,954 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Financial Statements.

31

Statements of Assets and Liabilities

September 30, 2016(Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$716,848,367	$1,204,314,751	$255,321,778	$11,166,508
Investments, at market value (A)	$733,344,499	$1,438,976,060	$289,612,339	$11,373,814
Cash deposits held at prime broker*	1,283,489	—	—	—
Foreign Currency (B)	7,125	—	—	—
Unrealized appreciation on forward foreign currency contracts	244,845	—	—	—
Dividends and interest receivable	5,562,217	1,174,992	97,586	12,365
Receivable for capital shares sold	3,280,916	1,771,862	195,710	—
Receivable for investments sold	5,379,960	4,188,111	1,132,953	119,952
Receivable for securities lending income	7,989	48	429	165
Receivable from Investment Advisor	—	—	—	2,505
Tax reclaim receivable	19,613	144,903	1,896	1,498
Other assets	80,475	50,141	32,896	1,890
Total Assets	749,211,128	1,446,306,117	291,073,809	11,512,189

Liabilities
Dividends and interest on securities sold short payable	1,689	—	—	—
Payable for collateral on securities sold short	225,585	—	—	—
Unrealized depreciation on forward foreign currency contracts	243,902	—	—	—
Payable for return of collateral for securities on loan	15,164,763	—	2,567,319	426,781
Deferred foreign capital gains tax(C)	—	—	—	—
Payable for capital shares redeemed	1,032,095	1,905,028	129,055	5,856
Payable for variation margin for futures contracts	165,244	—	—	—
Payable for investments purchased	12,372,802	3,026,390	1,428,282	66,765
Payable to Investment Advisor	375,478	732,733	161,944	—
Payable to other affiliates	73,319	266,752	33,486	223
Payable to Trustees	3,948	3,948	3,948	3,949
Payable for custody	—	691	116	—
Payable for pricing services	10,676	759	1,036	875
Payable for professional services	30,467	43,912	18,014	18,387
Payable for reports to shareholders	3,324	26,055	15,552	12,413
Payable to Transfer Agent	126,888	517,310	63,115	1,382
Other accrued expenses and liabilities	3,719	1,520	2,418	84
Total Liabilities	29,833,899	6,525,098	4,424,285	536,715

Net Assets	$719,377,229	$1,439,781,019	$286,649,524	$10,975,474

Net assets consist of:
Paid-in capital	$711,317,747	$1,170,916,964	$261,111,120	$10,811,010
Accumulated net investment income (loss)	160,011	10,448,695	6,898	38,840
Accumulated net realized gains (losses) on investments, futures contracts, written options, swap agreements, securities sold short and foreign currency transactions	(8,426,914)	23,754,051	(8,759,055)	(81,682)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	16,326,385	234,661,309	34,290,561	207,306
Net Assets	$719,377,229	$1,439,781,019	$286,649,524	$10,975,474
(A) Includes market value of securities on loan of:	$14,518,752	$—	$2,508,072	$417,894
(B) Cost of foreign currency:	$7,236	$—	$—	$—

(C) See Note 2 in Notes to Financial Statements.

* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

32

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$29,745,829	$616,299,500	$210,259,415	$512,585,441	$279,463,585
$24,938,592	$742,352,596	$239,539,247	$514,086,608	$288,048,065
—	—	—	—	—
—	—	388	—	—
—	—	—	—	—
85,389	119,108	115,107	168,168	539,003
566	1,277,596	783,468	1,247,573	675,695
129,699	—	1,215,124	—	2,906,362
—	5,779	—	59,533	10
—	—	—	—	—
138,184	—	1,156	1,156	84,859
16,301	47,670	21,237	57,845	39,748
25,308,731	743,802,749	241,675,727	515,620,883	292,293,742

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	401,200	—	34,163,476	—
—	—	1,052,322	—	—
21,457	1,564,297	135,528	1,181,362	437,167
—	—	—	—	—
21,740	4,649,041	229,340	4,871,237	5,911,601
6,786	442,616	222,907	349,457	164,190
223	235,489	28,679	28,239	79,759
3,948	3,948	3,948	3,948	3,948
4,661	—	—	—	3,621
8,632	1,078	3,579	1,590	9,106
10,956	29,527	24,339	22,595	26,365
20,330	31,732	2,310	—	29,268
8,492	208,100	13,978	125,678	102,700
2,567	2,433	2,261	2,422	4,440
109,792	7,569,461	1,719,191	40,750,004	6,772,165

$25,198,939	$736,233,288	$239,956,536	$474,870,879	$285,521,577

$153,083,951	$595,888,236	$226,768,911	$478,612,469	$286,455,104
2,851,764	(663,217)	(136,925)	(2,265,866)	1,829,735

(125,922,908)	14,955,173	(14,905,105)	(2,976,891)	(11,343,379)

(4,813,868)	126,053,096	28,229,655	1,501,167	8,580,117
$25,198,939	$736,233,288	$239,956,536	$474,870,879	$285,521,577
$—	$394,946	$—	$33,465,503	$—
$—	$—	$378	$—	$—

33

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$66,034,489	$416,613,765	$37,590,065	$2,588
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,068,706	10,748,238	1,316,144	250
Net asset value price per share*	$10.88	$38.76	$28.56	$10.35
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.54	$41.12	$30.30	$10.98

Pricing of Class B Shares
Net assets applicable to Class B shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value and offering price per share**	$—	$—	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$59,774,876	$55,279,656	$9,805,739	$2,578
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,566,467	1,477,157	400,924	250
Net asset value and offering price per share**	$10.74	$37.42	$24.46	$10.31

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$504,208,870	$917,202,673	$57,849,265	$2,590
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	46,203,238	23,239,349	1,983,305	250
Net asset value, offering price and redemption price per share	$10.91	$39.47	$29.17	$10.36

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$89,358,994	$50,684,925	$181,404,455	$10,967,718
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,190,603	1,278,332	6,159,997	1,058,392
Net asset value, offering price and redemption price per share	$10.91	$39.65	$29.45	$10.36

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

34

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$3,549,129	$229,000,345	$—	$42,560,902	$123,490,879
475,921	9,274,283	—	8,295,790	6,139,452
$7.46	$24.69	$—	$5.13	$20.11
5.75%	5.75%	—	5.75%	5.75%
$7.92	$26.20	$—	$5.44	$21.34

$—	$535,790	$—	$—	$151,096
—	30,170	—	—	8,498
$—	$17.76	$—	$—	$17.78

$100,320	$122,060,843	$—	$15,597,645	$53,520,576
14,570	7,074,979	—	3,673,093	3,078,149
$6.89	$17.25	$—	$4.25	$17.39

$4,218,689	$343,423,785	$95,761,906	$393,563,260	$93,177,160
563,366	13,521,616	9,153,515	68,795,179	4,505,097
$7.49	$25.40	$10.46	$5.72	$20.68

$17,330,801	$41,212,525	$144,194,630	$23,149,072	$15,181,866
2,323,346	1,611,608	13,758,546	4,017,259	733,371
$7.46	$25.57	$10.48	$5.76	$20.70

35

Statements of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund(B)
Investment Income
Dividends(A)	$2,422,990	$10,607,556	$1,470,362	$80,382
Interest	9,183,058	—	—	—
Income from securities loaned	48,620	14,315	33,336	780
Total Investment Income	11,654,668	10,621,871	1,503,698	81,162
Expenses
Investment advisory fees	2,185,289	4,412,722	1,122,902	39,249
Administration fees	467,529	1,030,058	217,094	6,323
Compliance fees and expenses	1,432	1,432	1,432	1,432
Custody fees	36,994	10,655	7,006	1,756
Professional fees	31,790	40,315	17,156	25,534
Transfer Agent fees, Class A	36,384	411,843	28,846	134
Transfer Agent fees, Class B	—	—	—	—
Transfer Agent fees, Class C	19,616	20,358	7,228	134
Transfer Agent fees, Class Y	241,025	426,550	45,177	134
Transfer Agent fees, Institutional Class	4,994	7,676	36,375	699
Pricing Expense	13,780	906	1,235	1,110
Registration fees, Class A	9,989	16,234	7,280	1,504
Registration fees, Class B	—	—	—	—
Registration fees, Class C	8,190	9,921	6,642	1,504
Registration fees, Class Y	19,442	15,848	7,980	1,504
Registration fees, Institutional Class	10,028	6,905	11,005	1,755
Dividend expense on securities sold short	35,264	—	—	—
Interest expense on securities sold short	7,420	—	—	—
Reports to Shareholders, Class A	5,225	19,967	5,508	3,406
Reports to Shareholders, Class B	—	—	—	—
Reports to Shareholders, Class C	4,635	4,054	3,974	3,406
Reports to Shareholders, Class Y	6,583	31,095	4,078	3,406
Reports to Shareholders, Institutional Class	3,513	3,498	4,067	3,451
Distribution expenses, Class A	77,380	523,498	47,474	3
Distribution expenses, Class B	—	—	—	—
Distribution and shareholder servicing expenses, Class C	262,803	255,503	55,705	12
Trustee fees	8,038	8,038	8,038	8,038
Other expenses	30,954	336,756	23,451	3,451
Total Expenses	3,528,297	7,593,832	1,669,653	107,945
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(480,524)	(196,868)	(172,853)	(65,623)
Net Expenses	3,047,773	7,396,964	1,496,800	42,322
Net Investment Income (Loss)	8,606,895	3,224,907	6,898	38,840
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	7,076,216	11,308,512	5,032,661	(81,682)
Net realized losses on futures contracts	(486,370)	—	—	—
Net realized gains on written options	454,017	—	—	—
Net realized losses on swap agreements	(328,465)	—	—	—
Net realized gains (losses) on foreign currency transactions	(3,601,777)	—	—	—
Net realized losses on securities sold short	(184,590)	—	—	—
Net change in unrealized appreciation (depreciation) on investments (D)	13,117,647	64,724,827	8,236,202	207,306
Net change in unrealized appreciation (depreciation) on futures contracts	(166,637)	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,589,384	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	17,469,425	76,033,339	13,268,863	125,624
Change in Net Assets Resulting from Operations	$26,076,320	$79,258,246	$13,275,761	$164,464
(A) Net of foreign tax withholding of:	$4,881	$73,793	$11,523	$10,420
(B) Represents the period from commencement of operations (April 1, 2016) through September 30, 2016.
(C)See Note 4 in Notes to Financial Statements.
(D) Includes change in deferred foreign capital gains tax of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

36

Statements of Operations (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$788,613	$3,917,559	$1,389,769	$1,428,753	$3,610,421
—	—	—	—	—
11,036	83,109	3,746	274,699	30,404
799,649	4,000,668	1,393,515	1,703,452	3,640,825

165,731	2,764,659	1,099,024	2,589,964	1,022,076
24,031	546,715	138,573	383,832	201,330
1,432	1,432	1,432	1,432	1,432
12,862	10,623	35,443	8,833	13,249
18,096	27,302	26,289	22,223	24,829
5,762	153,574	—	36,075	98,197
—	2,021	—	—	668
233	85,560	—	13,945	36,717
4,264	221,501	26,948	316,548	43,991
46	7,050	14,330	619	1,197
10,029	1,340	4,196	1,881	8,047
3,992	8,981	—	9,492	8,584
—	5,597	—	—	5,965
2,646	8,474	—	9,051	8,184
2,368	18,192	10,185	53,691	11,031
2,086	10,867	9,823	2,433	4,727
—	—	—	—	—
—	—	—	—	—
3,895	14,373	—	6,643	11,893
—	3,530	—	—	3,447
3,366	11,713	—	5,419	6,580
3,390	22,269	4,655	31,141	7,688
6,491	3,573	4,188	4,759	3,433
4,501	281,475	—	58,279	165,975
—	1,375	—	—	468
553	625,449	—	86,357	273,578
8,038	8,038	8,038	8,038	8,038
8,513	50,078	5,540	19,278	52,842
292,325	4,895,761	1,388,664	3,669,933	2,024,166
(119,093)	(7,525)	(26,257)	(395,749)	(213,076)
173,232	4,888,236	1,362,407	3,274,184	1,811,090
626,417	(887,568)	31,108	(1,570,732)	1,829,735

(2,962,579)	41,685,303	(3,111,549)	(4,043,020)	3,246,872
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(10,429)	—	(108,695)	—	68,507
—	—	—	—	—
2,591,999	3,441,228	24,059,041	21,166,284	11,150,036
—	—	—	—	—
(2,121)	—	5,513	—	(8,863)
(383,130)	45,126,531	20,844,310	17,123,264	14,456,552
$243,287	$44,238,963	$20,875,418	$15,552,532	$16,286,287
$76,143	$11,351	$92,082	$494	$202,966

$—	$—	$1,052,322	$—	$—

37

Statements of Changes in Net Assets

	Touchstone
	Flexible Income
	Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2016	Year Ended
	(Unaudited)	March 31, 2016
From Operations
Net investment income (loss)	$8,606,895	$13,151,783
Net realized gains (losses) on investments, futures contracts, written options, swap agreements, securities sold short and foreign currency transactions	2,929,031	(761,915)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	14,540,394	(1,909,557)
Change in Net Assets from Operations	26,076,320	10,480,311

Distributions to Shareholders from:
Net investment income, Class A	(796,550)	(1,150,620)
Net investment income, Class C	(504,061)	(745,990)
Net investment income, Class Y	(6,355,611)	(8,778,715)
Net investment income, Institutional Class	(1,278,434)	(1,541,524)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(8,934,656)	(12,216,849)

Net Increase (Decrease) from Share Transactions (A)	158,776,049	203,835,986

Total Increase (Decrease) in Net Assets	175,917,713	202,099,448

Net Assets
Beginning of period	543,459,516	341,360,068
End of period	$719,377,229	$543,459,516
Accumulated Net Investment Income	$160,011	$487,772
(A)	For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 42 to 44.
(B)	Represents the period from commencement of operations (April 1, 2016) through September 30, 2016.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets (Continued)

		Touchstone		Touchstone	Touchstone
Touchstone		Growth Opportunities		International	International
Focused Fund		Fund		Growth Fund	Value Fund
For the		For the		For the	For the
Six Months		Six Months		Six Months	Six Months
Ended		Ended		Ended	Ended
September 30,	For the	September 30,	For the	September 30,	September 30,	For the
2016	Year Ended	2016	Year Ended	2016(B)	2016	Year Ended
(Unaudited)	March 31, 2016	(Unaudited)	March 31, 2016	(Unaudited)	(Unaudited)	March 31, 2016

$3,224,907	$7,223,804	$6,898	$(68,620)	$38,840	$626,417	$2,138,797

11,308,512	12,445,754	5,032,661	13,188,606	(81,682)	(2,973,008)	(3,988,868)

64,724,827	3,867,659	8,236,202	(38,294,449)	207,306	2,589,878	(12,129,283)
79,258,246	23,537,217	13,275,761	(25,174,463)	164,464	243,287	(13,979,354)

—	(2,150,136)	—	—	—	—	(105,908)
—	(177,711)	—	—	—	—	(2,309)
—	(5,719,362)	—	—	—	—	(141,641)
—	(387,665)	—	—	—	—	(3,515,661)
—	(8,694,608)	—	(4,005,557)	—	—	—
—	(615,987)	—	(1,368,829)	—	—	—
—	(17,448,933)	—	(8,848,646)	—	—	—
—	(1,032,227)	—	(11,326,115)	—	—	—
—	(36,226,629)	—	(25,549,147)	—	—	(3,765,519)

8,022,145	250,157,293	(36,500,474)	55,533,470	10,811,010	(18,190,965)	(52,336,712)

87,280,391	237,467,881	(23,224,713)	4,809,860	10,975,474	(17,947,678)	(70,081,585)

1,352,500,628	1,115,032,747	309,874,237	305,064,377	—	43,146,617	113,228,202
$1,439,781,019	$1,352,500,628	$286,649,524	$309,874,237	$10,975,474	$25,198,939	$43,146,617
$10,448,695	$7,223,788	$6,898	$—	$38,840	$2,851,764	$2,225,347

39

Statements of Changes in Net Assets (Continued)

	Touchstone
	Mid Cap
	Growth Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2016	Year Ended
	(Unaudited)	March 31, 2016
From Operations
Net investment income (loss)	$(887,568)	$(3,237,176)
Net realized gains (losses) on investments and foreign currency transactions	41,685,303	14,147,440
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,441,228	(67,538,238)
Change in Net Assets from Operations	44,238,963	(56,627,974)

Distributions to Shareholders from:
Net investment income, Class A	—	—
Net investment income, Class Y	—	(610,615)
Net investment income, Institutional Class	—	(189,405)
Net realized gains, Class A	—	(19,006,999)
Net realized gains, Class B	—	(157,363)
Net realized gains, Class C	—	(15,562,432)
Net realized gains, Class Y	—	(27,767,750)
Net realized gains, Institutional Class	—	(6,878,222)
Total Distributions	—	(70,172,786)

Net Increase (Decrease) from Share Transactions(A)	(95,057,130)	84,655,180

Total Increase (Decrease) in Net Assets	(50,818,167)	(42,145,580)

Net Assets
Beginning of period	787,051,455	829,197,035
End of period	$736,233,288	$787,051,455
Accumulated Net Investment Income (Loss)	$(663,217)	$224,351

(A) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 44 to 46.

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Sands Capital Emerging		Small Cap		Sustainability and Impact
Markets Growth Fund		Growth Fund		Equity Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2016	Year Ended	2016	Year Ended	2016	Year Ended
(Unaudited)	March 31, 2016	(Unaudited)	March 31, 2016	(Unaudited)	March 31, 2016

$31,108	$(453,786)	$(1,570,732)	$(3,503,797)	$1,829,735	$857,385
(3,220,244)	(4,556,734)	(4,043,020)	2,826,756	3,315,379	185,477,079
24,064,554	(742,942)	21,166,284	(54,037,671)	11,141,173	(219,009,602)
20,875,418	(5,753,462)	15,552,532	(54,714,712)	16,286,287	(32,675,138)

—	—	—	—	—	(227,036)
—	—	—	—	—	(333,095)
—	—	—	—	—	(4)
—	—	—	(416,539)	—	(71,291,821)
—	—	—	—	—	(566,514)
—	—	—	(247,389)	—	(32,073,111)
—	—	—	(3,876,576)	—	(66,294,607)
—	—	—	(229,599)	—	(797)
—	—	—	(4,770,103)	—	(170,786,985)

59,574,379	92,975,954	(138,881,190)	284,669,125	556,941	(307,457,200)

80,449,797	87,222,492	(123,328,658)	225,184,310	16,843,228	(510,919,323)

159,506,739	72,284,247	598,199,537	373,015,227	268,678,349	779,597,672
$239,956,536	$159,506,739	$474,870,879	$598,199,537	$285,521,577	$268,678,349
$(136,925)	$(168,033)	$(2,265,866)	$(695,134)	$1,829,735	$—

41

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone				Touchstone
	Flexible Income Fund				Focused Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2016		Ended		September 30, 2016		Ended
	(Unaudited)		March 31, 2016		(Unaudited)		March 31, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,427,719	$26,204,920	4,144,466	$43,577,789	1,238,157	$46,780,552	4,522,535	$167,698,473
Reinvestment of distributions	59,577	643,179	88,980	934,026	—	—	265,208	9,641,766
Cost of Shares redeemed	(1,871,053)	(20,154,403)	(1,845,689)	(19,376,167)	(1,545,251)	(58,467,658)	(1,720,071)	(62,801,078)
Change from Class A Share Transactions	616,243	6,693,696	2,387,757	25,135,648	(307,094)	(11,687,106)	3,067,672	114,539,161
Class C
Proceeds from Shares issued	1,620,135	17,253,177	2,392,983	24,851,358	326,629	11,920,856	1,057,840	37,371,654
Reinvestment of distributions	38,758	413,154	57,328	593,349	—	—	15,031	530,969
Cost of Shares redeemed	(409,704)	(4,365,021)	(586,781)	(6,087,647)	(96,980)	(3,559,257)	(89,966)	(3,169,913)
Change from Class C Share Transactions	1,249,189	13,301,310	1,863,530	19,357,060	229,649	8,361,599	982,905	34,732,710
Class Y
Proceeds from Shares issued	17,027,595	184,174,618	18,472,408	194,854,094	2,368,562	90,833,518	4,496,401	165,513,223
Reinvestment of distributions	325,705	3,531,250	318,651	3,356,635	—	—	593,413	21,964,792
Cost of Shares redeemed	(4,940,046)	(53,529,049)	(7,260,579)	(76,486,863)	(2,026,609)	(78,266,212)	(2,227,174)	(83,643,397)
Change from Class Y Share Transactions	12,413,254	134,176,819	11,530,480	121,723,866	341,953	12,567,306	2,862,640	103,834,618
Institutional Class
Proceeds from Shares issued	2,294,925	24,867,423	6,063,065	63,851,043	270,130	10,344,365	446,318	16,652,226
Reinvestment of distributions	67,017	725,002	79,391	837,163	—	—	38,164	1,419,892
Cost of Shares redeemed	(1,931,050)	(20,988,201)	(2,566,505)	(27,068,794)	(295,104)	(11,564,019)	(546,524)	(21,021,314)
Change from Institutional Class Share Transactions	430,892	4,604,224	3,575,951	37,619,412	(24,974)	(1,219,654)	(62,042)	(2,949,196)

Change from Share Transactions	14,709,578	$158,776,049	19,357,718	$203,835,986	239,534	$8,022,145	6,851,175	$250,157,293

(A)Represents the period from commencement of operations (April 1, 2016) through September 30, 2016.

See accompanying Notes to Financial Statements.

42

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Growth				Touchstone International
Opportunities Fund				Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended
September 30, 2016		Ended		September 30, 2016(A)
(Unaudited)		March 31, 2016		(Unaudited)
Shares	Dollars	Shares	Dollars	Shares	Dollars

32,333	$880,950	70,196	$2,177,325	250	$2,500
—	—	133,527	3,725,398	—	—
(116,499)	(3,237,348)	(280,258)	(8,429,913)	—	—

(84,166)	(2,356,398)	(76,535)	(2,527,190)	250	2,500

9,104	218,760	54,550	1,468,821	250	2,500
—	—	45,779	1,100,527	—	—
(104,362)	(2,504,044)	(76,004)	(1,995,073)	—	—

(95,258)	(2,285,284)	24,325	574,275	250	2,500

116,991	3,295,461	591,080	18,203,037	250	2,500
—	—	291,572	8,292,326	—	—
(1,134,916)	(32,398,322)	(1,055,096)	(31,885,449)	—	—

(1,017,925)	(29,102,861)	(172,444)	(5,390,086)	250	2,500

444,466	12,659,475	3,616,634	103,753,183	1,336,717	13,603,116
—	—	394,776	11,326,115	—	—
(543,385)	(15,415,406)	(1,710,927)	(52,202,827)	(278,325)	(2,799,606)

(98,919)	(2,755,931)	2,300,483	62,876,471	1,058,392	10,803,510

(1,296,268)	$(36,500,474)	2,075,829	$55,533,470	1,059,142	$10,811,010

43

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International				Touchstone Mid Cap
	Value Fund				Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2016		Ended		September 30, 2016		Ended
	(Unaudited)		March 31, 2016		(Unaudited)		March 31, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,361	$16,982	41,430	$344,810	797,836	$19,054,140	1,904,282	$47,265,429
Reinvestment of distributions	—	—	12,693	96,845	—	—	772,320	17,933,276
Cost of Shares redeemed	(28,771)	(210,058)	(179,854)	(1,484,202)	(1,239,012)	(29,280,410)	(2,844,621)	(70,651,555)
Change from Class A Share Transactions	(26,410)	(193,076)	(125,731)	(1,042,547)	(441,176)	(10,226,270)	(168,019)	(5,452,850)
Class B
Proceeds from Shares issued	—	—	—	—	—	—	1,573	29,154
Reinvestment of distributions	—	—	—	—	—	—	8,303	139,566
Cost of Shares redeemed	—	—	—	—	(37,652)	(646,363)	(79,553)	(1,508,549)
Change in Net Assets from Class B Share Transactions	—	—	—	—	(37,652)	(646,363)	(69,677)	(1,339,829)
Class C
Proceeds from Shares issued	—	—	304	2,552	71,019	1,178,681	551,868	9,655,543
Reinvestment of distributions	—	—	279	1,975	—	—	720,386	11,756,699
Cost of Shares redeemed	(3,235)	(22,041)	(12,727)	(97,186)	(825,156)	(13,801,063)	(1,396,724)	(24,082,215)
Change from Class C Share Transactions	(3,235)	(22,041)	(12,144)	(92,659)	(754,137)	(12,622,382)	(124,470)	(2,669,973)
Class Y
Proceeds from Shares issued	16,676	121,681	74,049	546,922	1,557,551	38,079,448	6,261,056	161,597,769
Reinvestment of distributions	—	—	6,369	48,722	—	—	1,114,876	26,629,213
Cost of Shares redeemed	(73,723)	(545,022)	(3,636,320)	(31,264,810)	(2,573,960)	(63,294,187)	(3,638,884)	(89,071,569)
Change from Class Y Share Transactions	(57,047)	(423,341)	(3,555,902)	(30,669,166)	(1,016,409)	(25,214,739)	3,737,048	99,155,413
Institutional Class
Proceeds from Shares issued	96,822	713,293	6,466,412	54,344,378	109,852	2,678,825	827,272	21,629,729
Reinvestment of distributions	—	—	332,824	2,536,116	—	—	293,845	7,066,529
Cost of Shares redeemed	(2,497,685)	(18,265,800)	(10,700,358)	(77,412,834)	(1,993,936)	(49,026,201)	(1,302,404)	(33,733,839)
Change from Institutional Class Share Transactions	(2,400,863)	(17,552,507)	(3,901,122)	(20,532,340)	(1,884,084)	(46,347,376)	(181,287)	(5,037,581)

Change from Share Transactions	(2,487,555)	$(18,190,965)	(7,594,899)	$(52,336,712)	(4,133,458)	$(95,057,130)	3,193,595	$84,655,180

See accompanying Notes to Financial Statements.

44

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Sands Capital				Touchstone Small Cap
Emerging Markets Growth Fund				Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2016		Ended		September 30, 2016		Ended
(Unaudited)		March 31, 2016		(Unaudited)		March 31, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

—	$—	—	$—	1,741,040	$8,740,552	6,334,906	$33,165,487
—	—	—	—	—	—	69,622	364,827
—	—	—	—	(3,212,844)	(16,006,673)	(2,604,243)	(13,452,965)

—	—	—	—	(1,471,804)	(7,266,121)	3,800,285	20,077,349

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	181,294	757,733	2,482,325	11,675,961
—	—	—	—	—	—	48,018	209,357
—	—	—	—	(914,860)	(3,830,161)	(769,650)	(3,344,482)

—	—	—	—	(733,566)	(3,072,428)	1,760,693	8,540,836

3,809,270	38,431,182	5,987,808	55,295,001	20,164,161	113,381,968	75,312,271	437,335,735
—	—	—	—	—	—	471,446	2,748,545
(837,682)	(8,099,650)	(3,618,045)	(32,366,796)	(43,003,495)	(241,540,317)	(33,791,885)	(198,401,163)

2,971,588	30,331,532	2,369,763	22,928,205	(22,839,334)	(128,158,349)	41,991,832	241,683,117

4,272,058	41,967,971	10,054,252	92,244,069	892,039	5,044,263	4,210,401	26,472,516
—	—	—	—	—	—	18,374	107,673
(1,288,018)	(12,725,124)	(2,436,608)	(22,196,320)	(969,614)	(5,428,555)	(2,067,243)	(12,212,366)

2,984,040	29,242,847	7,617,644	70,047,749	(77,575)	(384,292)	2,161,532	14,367,823

5,955,628	$59,574,379	9,987,407	$92,975,954	(25,122,279)	$(138,881,190)	49,714,342	$284,669,125

45

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Sustainability
	and Impact Equity Fund
	For the Six Months
	Ended		For the Year
	September 30, 2016		Ended
	(Unaudited)		March 31, 2016
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	134,175	$2,589,526	706,280	$14,839,030
Reinvestment of distributions	—	—	3,095,277	63,666,766
Cost of Shares redeemed	(1,229,293)	(23,911,075)	(4,875,781)	(110,529,641)
Change from Class A Share Transactions	(1,095,118)	(21,321,549)	(1,074,224)	(32,023,845)
Class B
Proceeds from Shares sold	—	—	8,519	156,498
Reinvestment of distributions	—	—	19,366	355,752
Cost of Shares redeemed	(18,625)	(316,535)	(60,699)	(1,082,423)
Change in Net Assets from Class B Share Transactions	(18,625)	(316,535)	(32,814)	(570,173)
Class C
Proceeds from Shares issued	86,784	1,458,170	759,874	13,625,313
Reinvestment of distributions	—	—	1,146,660	20,605,480
Cost of Shares redeemed	(435,625)	(7,335,651)	(2,146,573)	(42,123,412)
Change from Class C Share Transactions	(348,841)	(5,877,481)	(240,039)	(7,892,619)
Class Y
Proceeds from Shares issued	1,656,860	32,754,301	1,864,952	39,445,520
Reinvestment of distributions	—	—	2,799,042	59,003,816
Cost of Shares redeemed	(622,023)	(12,351,530)	(14,428,732)	(372,515,157)
Change from Class Y Share Transactions	1,034,837	20,402,771	(9,764,738)	(274,065,821)
Institutional Class
Proceeds from Shares issued	440,098	8,806,679	393,939	7,896,474
Reinvestment of distributions	—	—	38	801
Cost of Shares redeemed	(57,687)	(1,136,944)	(43,017)	(802,017)
Change from Institutional Class Share Transactions	382,411	7,669,735	350,960	7,095,258

Change from Share Transactions	(45,336)	$556,941	(10,760,855)	$(307,457,200)

See accompanying Notes to Financial Statements.

46

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended					Eight
	September					Months
	30,					Ended
	2016		Year Ended March 31,			March 31,		Year Ended July 31,
	(Unaudited)		2016	2015	2014	2013(A)		2012	2011
Net asset value at beginning of period	$10.58		$10.67	$10.60	$10.94	$10.76		$10.47	$10.00
Income (loss) from investment operations:
Net investment income	0.14		0.32	0.43	0.51	0.35	(B)	0.49 (c)	0.52 (c)
Net realized and unrealized gains (losses) on investments	0.30		(0.10)	0.11	(0.37)	0.16		0.31	0.44
Total from investment operations	0.44		0.22	0.54	0.14	0.51		0.80	0.96
Distributions from:
Net investment income	(0.14)		(0.31)	(0.47)	(0.48)	(0.33)		(0.51)	(0.49)
Net asset value at end of period	$10.88		$10.58	$10.67	$10.60	$10.94		$10.76	$10.47
Total return(D)	4.17	%(E)	2.13%	5.22%	1.45%	4.77	%(E)	7.86%	9.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$66,034		$57,671	$32,695	$25,928	$41,301		$49,458	$25,400
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	1.10	%(G)	1.09%	1.09%	0.98%	0.94	%(G)	0.95%	1.02%
Gross expenses (including dividend and interest expense on securities sold short)(H)	1.29	%(G)	1.32%	1.35%	1.35%	1.37	%(G)	1.60%	1.61%
Net investment income	2.51	%(G)	3.19%	3.95%	4.82%	4.76	%(B)(G)	4.65%	4.99%
Portfolio turnover rate	60	%(E)	122%	102%	44%	41	%(E)	47%	42%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, Class A net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.09% for the six months ended September 30, 2016.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.28% for the six months ended September 30, 2016.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended	Eight
September	Months
30,	Ended
2016	Year Ended March 31,	March 31,	Year Ended July 31,
(Unaudited)	2016	2015	2014	2013(A)	2012	2011
Net asset value at beginning of period	$10.44	$10.54	$10.47	$10.82	$10.65	$10.36	$9.90
Income (loss) from investment operations:
Net investment income	0.09	0.26	0.34	0.43	0.29	(B)	0.40	(C)	0.44	(C)
Net realized and unrealized gains (losses) on investments	0.31	(0.12)	0.12	(0.37)	0.15	0.32	0.44
Total from investment operations	0.40	0.14	0.46	0.06	0.44	0.72	0.88
Distributions from:
Net investment income	(0.10)	(0.24)	(0.39)	(0.41)	(0.27)	(0.43)	(0.42)
Net asset value at end of period	$10.74	$10.44	$10.54	$10.47	$10.82	$10.65	$10.36
Total return(D)	3.85	%(E)	1.32%	4.52%	0.61%	4.20	%(E)	7.16%	9.09%
Ratios and supplemental data:
Net assets at end of period (000's)	$59,775	$45,079	$25,853	$21,043	$26,087	$25,115	$16,818
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	1.85	%(G)	1.84%	1.84%	1.74%	1.69	%(G)	1.70%	1.77%
Gross expenses (including dividend and interest expense on securities sold short)(H)	1.99	%(G)	2.05%	2.10%	2.09%	2.16	%(G)	2.35%	2.36%
Net investment income	1.76	%(G)	2.44%	3.20%	4.07%	4.01	%(B)(G)	3.82%	4.25%
Portfolio turnover rate	60	%(E)	122%	102%	44%	41	%(E)	47%	42%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class C is 1.84% for the six months ended September 30, 2016.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class C is 1.98% for the six months ended September 30, 2016.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended	Eight
September	Months
30,	Ended
2016	Year Ended March 31,	March 31,	Year Ended July 31,
(Unaudited)	2016	2015	2014	2013(A)(B)	2012	2011
Net asset value at beginning of period	$10.61	$10.70	$10.62	$10.97	$10.79	$10.49	$10.02
Income (loss) from investment operations:
Net investment income	0.14	0.36	0.46	0.54	0.37	(C)	0.50	(D)	0.54	(D)
Net realized and unrealized gains (losses) on investments	0.31	(0.11)	0.12	(0.38)	0.16	0.33	0.45
Total from investment operations	0.45	0.25	0.58	0.16	0.53	0.83	0.99
Distributions from:
Net investment income	(0.15)	(0.34)	(0.50)	(0.51)	(0.35)	(0.53)	(0.52)
Net asset value at end of period	$10.91	$10.61	$10.70	$10.62	$10.97	$10.79	$10.49
Total return	4.29	%(E)	2.38%	5.58%	1.63%	4.96	%(E)	8.21%	10.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$504,209	$358,423	$238,081	$151,652	$199,293	$200,325	$122,125
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	0.85	%(G)	0.84%	0.84%	0.71%	0.64	%(G)	0.70%	0.77%
Gross expenses (including dividend and interest expense on securities sold short)(H)	0.99	%(G)	1.05%	1.01%	1.00%	1.05	%(G)	1.35%	1.36%
Net investment income	2.76	%(G)	3.44%	4.21%	5.10%	5.06	%(C)(G)	4.80%	5.22%
Portfolio turnover rate	60	%(E)	122%	102%	44%	41	%(E)	47%	42%

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(D)	The net investment income per share is based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 0.84% for the six months ended September 30, 2016.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 0.98% for the six months ended September 30, 2016.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,					Period Ended
	2016		Year Ended March 31,			March 31,
	(Unaudited)		2016	2015	2014	2013(A)
Net asset value at beginning of period	$10.60		$10.69	$10.62	$10.96	$10.86
Income (loss) from investment operations:
Net investment income	0.16		0.36	0.46	0.54	0.30	(B)
Net realized and unrealized gains (losses) on investments	0.31		(0.10)	0.12	(0.36)	0.12
Total from investment operations	0.47		0.26	0.58	0.18	0.42
Distributions from:
Net investment income	(0.16)		(0.35)	(0.51)	(0.52)	(0.32)
Net asset value at end of period	$10.91		$10.60	$10.69	$10.62	$10.96
Total return	4.34	%(C)	2.57%	5.58%	1.81%	3.93	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$89,359		$82,286	$44,732	$41,361	$20,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.75	%(E)	0.74%	0.74%	0.65%	0.59	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	0.91	%(E)	0.94%	0.95%	0.95%	1.03	%(E)
Net investment income	2.86	%(E)	3.54%	4.30%	5.16%	5.11	%(B)(E)
Portfolio turnover rate	60	%(C)	122%	102%	44%	41	%(C)

(A)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class is 0.74% for the six months ended September 30, 2016.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class is 0.90% for the six months ended September 30, 2016.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,
2016	Year Ended March 31,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$36.68	$37.19	$34.87	$27.55	$23.63	$21.92
Income from investment operations:
Net investment income	0.06	0.16	(A)	0.20	(A)	0.11	(A)	0.16	(A)	0.12	(A)
Net realized and unrealized gains on investments	2.02	0.38	2.23	7.46	3.79	(B)	1.67
Total from investment operations	2.08	0.54	2.43	7.57	3.95	1.79
Distributions from:
Net investment income	—	(0.20)	(0.11)	(0.25)	(0.03)	(0.24)
Realized capital gains	—	(0.85)	—	—	—	—
Total distributions	—	(1.05)	(0.11)	(0.25)	(0.03)	(0.24)
Capital Contribution	—	—	—	—	—	0.16	(C)
Net asset value at end of period	$38.76	$36.68	$37.19	$34.87	$27.55	$23.63
Total return(D)	5.70	%(E)	1.47%	6.99%	27.67%	16.75	%(B)	9.08	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$416,614	$405,458	$297,072	$233,841	$8,497	$7,352
Ratio to average net assets:
Net expenses	1.20	%(F)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.29	%(F)	1.31%	1.37%	1.46%	1.90%	1.44%
Net investment income	0.30	%(F)	0.43%	0.57%	0.35%	0.66%	0.58%
Portfolio turnover rate	7	%(E)	28%	33%	27	%(G)	189%	99%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,								Period Ended
	2016		Year Ended March 31,						March 31,
	(Unaudited)		2016		2015		2014		2013(H)
Net asset value at beginning of period	$35.54		$36.34		$34.32		$27.33		$22.61
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.11	)(A)	(0.06	)(A)	(0.13	)(A)	(0.02	)(A)
Net realized and unrealized gains on investments	1.92		0.37		2.18		7.38		4.80	(B)
Total from investment operations	1.88		0.26		2.12		7.25		4.78
Distributions from:
Net investment income	—		(0.21)		(0.10)		(0.26)		(0.06)
Realized capital gains	—		(0.85)		—		—		—
Total distributions	—		(1.06)		(0.10)		(0.26)		(0.06)
Net asset value at end of period	$37.42		$35.54		$36.34		$34.32		$27.33
Total return(D)	5.29	%(E)	0.73%		6.18%		26.72%		21.19	%(B)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$55,280		$44,338		$9,617		$5,626		$60
Ratio to average net assets:
Net expenses	1.95	%(F)	1.95%		1.95%		1.95%		1.95	%(F)
Gross expenses	1.96	%(F)	2.00%		2.09%		2.84%		258.39	%(F)
Net investment loss	(0.45	%)(F)	(0.32%)		(0.18%)		(0.40%)		(0.09	%)(F)
Portfolio turnover rate	7	%(E)	28%		33%		27	%(G)	189%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% and 0.78% for Class A and Class C, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(H)	Represents the period from commencement of operations (April 16, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended
September
30,
2016	Year Ended March 31,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$37.29	$37.76	$35.34	$27.86	$23.85	$22.17
Income from investment operations:
Net investment income	0.11	0.26	(A)	0.31	(A)	0.19	(A)	0.22	(A)	0.18	(A)
Net realized and unrealized gains on investments	2.07	0.39	2.26	7.54	3.84	(B)	1.66
Total from investment operations	2.18	0.65	2.57	7.73	4.06	1.84
Distributions from:
Net investment income	—	(0.27)	(0.15)	(0.25)	(0.05)	(0.32)
Realized capital gains	—	(0.85)	—	—	—	—
Total distributions	—	(1.12)	(0.15)	(0.25)	(0.05)	(0.32)
Capital Contribution	—	—	—	—	—	0.16	(C)
Net asset value at end of period	$39.47	$37.29	$37.76	$35.34	$27.86	$23.85
Total return	5.85	%(D)	1.75%	7.29%	27.95%	17.07	%(B)	9.29	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$917,203	$853,900	$756,579	$736,023	$578,006	$555,142
Ratio to average net assets:
Net expenses	0.93	%(E)	0.93%	0.92%	0.94%	0.95%	0.95%
Gross expenses	0.93	%(E)	0.94%	0.97%	1.02%	1.05%	1.28%
Net investment income	0.57	%(E)	0.70%	0.85%	0.61%	0.91%	0.85%
Portfolio turnover rate	7	%(D)	28%	33%	27	%(F)	189%	99%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% for Class Y.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended
September
30,
2016	Year Ended March 31,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$37.45	$37.91	$35.47	$27.96	$23.91	$22.23
Income from investment operations:
Net investment income	0.15	0.31	(A)	0.35	(A)	0.24	(A)	0.25	(A)	0.22	(A)
Net realized and unrealized gains on investments	2.05	0.39	2.28	7.57	3.86	(B)	1.66
Total from investment operations	2.20	0.70	2.63	7.81	4.11	1.88
Distributions from:
Net investment income	—	(0.31)	(0.19)	(0.30)	(0.06)	(0.36)
Realized capital gains	—	(0.85)	—	—	—	—
Total distributions	—	(1.16)	(0.19)	(0.30)	(0.06)	(0.36)
Capital Contribution	—	—	—	—	—	0.16	(C)
Net asset value at end of period	$39.65	$37.45	$37.91	$35.47	$27.96	$23.91
Total return	5.87	%(D)	1.89%	7.40%	28.19%	17.24	%(B)	9.45	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$50,685	$48,805	$51,765	$30,446	$589	$29,879
Ratio to average net assets:
Net expenses	0.83	%(E)	0.82%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.89	%(E)	0.90%	0.88%	1.00%	1.16%	0.89%
Net investment income	0.67	%(E)	0.81%	0.97%	0.75%	1.06%	1.02%
Portfolio turnover rate	7	%(D)	28%	33%	27	%(F)	189%	99%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.75% for Institutional Class.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value at beginning of period	$27.35		$33.29	$32.61	$27.05	$25.64		$25.27
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.15)	0.01	(0.01)		(0.16)
Net realized and unrealized gains (losses) on investments	1.25		(2.90)	4.82	6.91	3.35		0.53
Total from investment operations	1.21		(2.98)	4.67	6.92	3.34		0.37
Distributions from:
Realized capital gains	—		(2.96)	(3.99)	(1.36)	(1.93)		—
Net asset value at end of period	$28.56		$27.35	$33.29	$32.61	$27.05		$25.64
Total return(A)	4.42	%(B)	(9.12%)	14.99%	25.84%	14.08%		1.47%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,590		$38,297	$49,162	$47,552	$74,588		$62,274
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.24%	1.22%	1.22%		1.21%
Gross expenses	1.40	%(C)	1.38%	1.40%	1.43%	1.37%		1.43%
Net investment income (loss)	(0.24	%)(C)	(0.24%)	(0.47%)	0.09%	(0.06%)		(0.52%)
Portfolio turnover rate	44	%(B)	137%	87%	79%	95	%(D)	204%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value at beginning of period	$23.51		$29.27	$29.32	$24.62	$23.68		$23.50
Income (loss) from investment operations:
Net investment loss	(0.25)		(0.24)	(0.33)	(0.18)	(0.17)		(0.29)
Net realized and unrealized gains (losses) on investments	1.20		(2.56)	4.27	6.24	3.04		0.47
Total from investment operations	0.95		(2.80)	3.94	6.06	2.87		0.18
Distributions from:
Realized capital gains	—		(2.96)	(3.99)	(1.36)	(1.93)		—
Net asset value at end of period	$24.46		$23.51	$29.27	$29.32	$24.62		$23.68
Total return(A)	4.04	%(B)	(9.78%)	14.11%	24.92%	13.24%		0.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,806		$11,665	$13,813	$12,498	$10,375		$9,132
Ratio to average net assets:
Net expenses	1.99	%(C)	1.99%	1.99%	1.97%	1.97%		1.96%
Gross expenses	2.25	%(C)	2.20%	2.21%	2.25%	2.37%		2.45%
Net investment loss	(0.99	%)(C)	(0.99%)	(1.22%)	(0.66%)	(0.81%)		(1.27%)
Portfolio turnover rate	44	%(B)	137%	87%	79%	95	%(D)	204%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016		2015	2014	2013		2012
Net asset value at beginning of period	$27.90		$33.81		$32.97	$27.27	$25.80		$25.38
Income (loss) from investment operations:
Net investment income (loss)	0.02		(—	)(A)	(0.06)	0.11	0.03		(0.05)
Net realized and unrealized gains (losses) on investments	1.25		(2.95)		4.90	6.96	3.40		0.47
Total from investment operations	1.27		(2.95)		4.84	7.07	3.43		0.42
Distributions from:
Net investment income	—		—		(0.01)	(0.01)	(0.03)		—
Realized capital gains	—		(2.96)		(3.99)	(1.36)	(1.93)		—
Total distributions	—		(2.96)		(4.00)	(1.37)	(1.96)		—
Net asset value at end of period	$29.17		$27.90		$33.81	$32.97	$27.27		$25.80
Total return	4.55	%(B)	(8.88%)		15.32%	26.23%	14.38%		1.66%
Ratios and supplemental data:
Net assets at end of period (000's)	$57,849		$83,721		$107,295	$92,063	$35,354		$12,254
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%		0.94%	0.92%	0.96%		0.96%
Gross expenses	1.09	%(C)	1.07%		1.01%	1.03%	1.16%		1.42%
Net investment income (loss)	0.01	%(C)	0.01%		(0.17%)	0.39%	0.19%		(0.27%)
Portfolio turnover rate	44	%(B)	137%		87%	79%	95	%(D)	204%

Touchstone Growth Opportunities Fund—Institutional Class

Selected data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value at beginning of period	$28.15		$34.05	$33.18	$27.42	$25.92		$25.46
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	(0.04)	0.14	0.07		(0.03)
Net realized and unrealized gains (losses) on investments	1.28		(2.95)	4.92	7.01	3.41		0.49
Total from investment operations	1.30		(2.94)	4.88	7.15	3.48		0.46
Distributions from:
Net investment income	—		—	(0.02)	(0.03)	(0.05)		—
Realized capital gains	—		(2.96)	(3.99)	(1.36)	(1.93)		—
Total distributions	—		(2.96)	(4.01)	(1.39)	(1.98)		—
Net asset value at end of period	$29.45		$28.15	$34.05	$33.18	$27.42		$25.92
Total return	4.62	%(B)	(8.79%)	15.39%	26.34%	14.50%		1.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$181,404		$176,191	$134,795	$115,769	$93,800		$70,643
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.87%	0.84%	0.84%		0.81%
Gross expenses	0.99	%(C)	0.98%	0.97%	0.98%	1.00%		1.06%
Net investment income (loss)	0.12	%(C)	0.11%	(0.10%)	0.47%	0.31%		(0.12%)
Portfolio turnover rate	44	%(B)	137%	87%	79%	95	%(D)	204%

(A)	Less than $(0.005) per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone International Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.33
Total from investment operations	0.35
Net asset value at end of period	$10.35
Total return(B)	3.50	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	1.32	%(D)
Gross expenses	406.75	%(D)
Net investment income	0.54	%(D)
Portfolio turnover rate	36	%(C)

Touchstone International Growth Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.32
Total from investment operations	0.31
Net asset value at end of period	$10.31
Total return(B)	3.10	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	2.07	%(D)
Gross expenses	407.81	%(D)
Net investment loss	(0.21	%)(D)
Portfolio turnover rate	36	%(C)

(A)	Represents the period from commencement of operations (April 1, 2016) through September 30, 2016.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
D)	Annualized.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone International Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.32
Total from investment operations	0.36
Net asset value at end of period	$10.36
Total return	3.60	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	1.07	%(C)
Gross expenses	406.43	%(C)
Net investment income	0.79	%(C)
Portfolio turnover rate	36	%(B)

Touchstone International Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.32
Total from investment operations	0.36
Net asset value at end of period	$10.36
Total return	3.60	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$10,968
Ratio to average net assets:
Net expenses	0.97	%(C)
Gross expenses	2.13	%(C)
Net investment income	0.89	%(C)
Portfolio turnover rate	36	%(B)

(A)	Represents the period from commencement of operations (April 1, 2016) through September 30, 2016.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

57

Financial Highlights (Continued)

Touchstone International Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended	Eight
September	Months
30,	Ended
2016	Year Ended March 31,	March 31,	Year Ended July 31,
(Unaudited)	2016	2015	2014	2013(A)	2012	2011
Net asset value at beginning of period	$7.37	$8.41	$9.12	$7.62	$7.06	$8.42	$7.33
Income (loss) from investment operations:
Net investment income	0.13	(B)	0.14	(B)	0.18	0.24	0.06	(B)	0.14	(B)	0.17	(B)
Net realized and unrealized gains (losses) on investments	(0.04)	(0.97)	(0.63)	1.35	0.73	(1.30)	1.09
Total from investment operations	0.09	(0.83)	(0.45)	1.59	0.79	(1.16)	1.26
Distributions from:
Net investment income	—	(0.21)	(0.26)	(0.09)	(0.23)	(0.20)	(0.17)
Net asset value at end of period	$7.46	$7.37	$8.41	$9.12	$7.62	$7.06	$8.42
Total return(C)	1.22	%(D)	(9.97%)	(4.95%)	20.90%	11.15	%(D)	(13.67%)	17.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,549	$3,700	$5,280	$6,032	$6,394	$7,266	$10,258
Ratio to average net assets:
Net expenses	1.34	%(E)	1.36%	1.39%	1.37%	1.36	%(E)(F)	1.40	%(F)	1.42	%(F)
Gross expenses	2.51	%(E)	2.10%	1.97%	1.79%	2.22	%(E)	1.68%	1.61%
Net investment income	3.49	%(E)	1.78%	1.89%	2.32%	1.21	%(E)	2.00%	2.10%
Portfolio turnover rate	8	%(D)	38%	26%	31%	133	%(D)	121%	131%

Touchstone International Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended	Eight
September	Months
30,	Ended
2016	Year Ended March 31,	March 31,	Year Ended July 31,
(Unaudited)	2016	2015	2014	2013(A)	2012	2011
Net asset value at beginning of period	$6.83	$7.77	$8.46	$7.10	$6.59	$7.85	$6.84
Income (loss) from investment operations:
Net investment income	0.09	(B)	0.08	(B)	0.07	0.15	0.02	(B)	0.08	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	(0.03)	(0.90)	(0.55)	1.27	0.67	(1.21)	1.01
Total from investment operations	0.06	(0.82)	(0.48)	1.42	0.69	(1.13)	1.11
Distributions from:
Net investment income	—	(0.12)	(0.21)	(0.06)	(0.18)	(0.13)	(0.10)
Net asset value at end of period	$6.89	$6.83	$7.77	$8.46	$7.10	$6.59	$7.85
Total return(C)	0.88	%(D)	(10.61%)	(5.72%)	20.05%	10.53	%(D)	(14.37%)	16.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$100	$122	$233	$216	$217	$169	$275
Ratio to average net assets:
Net expenses	2.09	%(E)	2.11%	2.14%	2.12%	2.11	%(E)(F)	2.15	%(F)	2.17	%(F)
Gross expenses	13.80	%(E)	9.23%	8.35%	6.04%	9.33	%(E)	2.43%	2.36%
Net investment income	2.74	%(E)	1.03%	1.14%	1.57%	0.46	%(E)	1.24%	1.28%
Portfolio turnover rate	8	%(D)	38%	26%	31%	133	%(D)	121%	131%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02% and 0.01% for the years ended July 31, 2012 and 2011, respectively.

See accompanying Notes to Financial Statements.

58

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended	Eight
September	Months
30,	Ended
2016	Year Ended March 31,	March 31,	Year Ended July 31,
(Unaudited)	2016	2015	2014	2013(A)(B)	2012	2011
Net asset value at beginning of period	$7.39	$8.41	$9.13	$7.62	$7.07	$8.44	$7.35
Income (loss) from investment operations:
Net investment income	0.14	(C)	0.17	(C)	0.23	0.19	0.07	(C)	0.16	(C)	0.18	(C)
Net realized and unrealized gains (losses) on investments	(0.04)	(0.98)	(0.66)	1.43	0.73	(1.31)	1.10
Total from investment operations	0.10	(0.81)	(0.43)	1.62	0.80	(1.15)	1.28
Distributions from:
Net investment income	—	(0.21)	(0.29)	(0.11)	(0.25)	(0.22)	(0.19)
Net asset value at end of period	$7.49	$7.39	$8.41	$9.13	$7.62	$7.07	$8.44
Total return	1.35	%(D)	(9.77%)	(4.72%)	21.32%	11.33	%(D)	(13.47%)	17.42%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,219	$4,583	$35,108	$43,794	$31,527	$123,607	$176,521
Ratio to average net assets:
Net expenses	1.09	%(E)	1.12%	1.09%	1.04%	1.08	%(E)(F)	1.15	%(F)	1.17	%(F)
Gross expenses	1.95	%(E)	1.56%	1.36%	1.33%	1.51	%(E)	1.43%	1.36%
Net investment income	3.74	%(E)	2.02%	2.19%	2.65%	1.49	%(E)	2.27%	2.22%
Portfolio turnover rate	8	%(D)	38%	26%	31%	133	%(D)	121%	131%

Touchstone International Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months
Ended
September	Period
30,	Ended
2016	Year Ended March 31,	March 31,
(Unaudited)	2016	2015	2014	2013(G)
Net asset value at beginning of period	$7.35	$8.42	$9.14	$7.62	$7.43
Income (loss) from investment operations:
Net investment income	0.14	(C)	0.17	(C)	0.24	0.28	0.08	(C)
Net realized and unrealized gains (losses) on investments	(0.03)	(0.98)	(0.66)	1.36	0.36
Total from investment operations	0.11	(0.81)	(0.42)	1.64	0.44
Distributions from:
Net investment income	—	(0.26)	(0.30)	(0.12)	(0.25)
Net asset value at end of period	$7.46	$7.35	$8.42	$9.14	$7.62
Total return	1.50	%(D)	(9.74%)	(4.66%)	21.51%	5.94	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$17,331	$34,742	$72,607	$83,628	$88,931
Ratio to average net assets:
Net expenses	0.99	%(E)	0.99%	0.99%	0.97%	0.96	%(E)
Gross expenses	1.57	%(E)	1.29%	1.28%	1.29%	1.36	%(E)
Net investment income	3.83	%(E)	2.15%	2.29%	2.72%	1.61	%(E)
Portfolio turnover rate	8	%(D)	38%	26%	31%	133	%(D)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02% and 0.01% for the years ended July 31, 2012 and 2011, respectively.
(G)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

59

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$23.28		$27.06	$26.50	$23.61	$22.41	$24.91
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.10)	(0.14)	(0.10)	(0.05)	(0.16)
Net realized and unrealized gains (losses) on investments	1.44		(1.62)	4.19	5.74	2.71	(1.05)
Total from investment operations	1.41		(1.72)	4.05	5.64	2.66	(1.21)
Distributions from:
Realized capital gains	—		(2.06)	(3.49)	(2.75)	(1.46)	(1.29)
Net asset value at end of period	$24.69		$23.28	$27.06	$26.50	$23.61	$22.41
Total return(A)	6.06	%(B)	(6.34%)	16.34%	24.82%	12.73%	(3.68%)
Ratios and supplemental data:
Net assets at end of period (000's)	$229,000		$226,201	$267,421	$308,316	$299,834	$330,808
Ratio to average net assets:
Net expenses	1.31	%(C)	1.31%	1.34%	1.38%	1.40%	1.40%
Gross expenses	1.31	%(C)	1.31%	1.34%	1.38%	1.40%	1.40%
Net investment loss	(0.25	%)(C)	(0.42%)	(0.55%)	(0.41%)	(0.21%)	(0.79%)
Portfolio turnover rate	47	%(B)	92%	73%	79%	70%	64%

Touchstone Mid Cap Growth Fund—Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$16.81		$20.32	$20.82	$19.12	$18.48	$20.89
Income (loss) from investment operations:
Net investment loss	(0.38)		(0.34)	(0.29)	(0.19)	(0.12)	(0.48)
Net realized and unrealized gains (losses) on investments	1.33		(1.11)	3.28	4.64	2.22	(0.64)
Total from investment operations	0.95		(1.45)	2.99	4.45	2.10	(1.12)
Distributions from:
Realized capital gains	—		(2.06)	(3.49)	(2.75)	(1.46)	(1.29)
Net asset value at end of period	$17.76		$16.81	$20.32	$20.82	$19.12	$18.48
Total return(A)	5.65	%(B)	(7.14%)	15.72%	24.36%	12.41%	(3.99%)
Ratios and supplemental data:
Net assets at end of period (000's)	$536		$1,140	$2,793	$4,709	$5,880	$10,681
Ratio to average net assets:
Net expenses	2.14	%(C)	2.14%	1.89%	1.73%	1.72%	1.59%
Gross expenses	4.00	%(C)	2.30%	1.89%	1.73%	1.72%	1.59%
Net investment loss	(2.94	%)(C)	(1.25%)	(1.10%)	(0.76%)	(0.52%)	(0.97%)
Portfolio turnover rate	47	%(B)	92%	73%	79%	70%	64%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

60

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$16.33		$19.78	$20.39	$18.84	$18.31	$20.81
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.21)	(0.24)	(0.22)	(0.18)	(0.36)
Net realized and unrealized gains (losses) on investments	1.02		(1.18)	3.12	4.52	2.17	(0.85)
Total from investment operations	0.92		(1.39)	2.88	4.30	1.99	(1.21)
Distributions from:
Realized capital gains	—		(2.06)	(3.49)	(2.75)	(1.46)	(1.29)
Net asset value at end of period	$17.25		$16.33	$19.78	$20.39	$18.84	$18.31
Total return(A)	5.63	%(B)	(7.02%)	15.51%	23.90%	11.90%	(4.43%)
Ratios and supplemental data:
Net assets at end of period (000's)	$122,061		$127,852	$157,315	$149,927	$141,485	$162,693
Ratio to average net assets:
Net expenses	2.07	%(C)	2.06%	2.07%	2.11%	2.15%	2.17%
Gross expenses	2.07	%(C)	2.06%	2.07%	2.11%	2.15%	2.17%
Net investment loss	(1.01	%)(C)	(1.17%)	(1.29%)	(1.14%)	(0.95%)	(1.56%)
Portfolio turnover rate	47	%(B)	92%	73%	79%	70%	64%

Touchstone Mid Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$23.92		$27.71	$27.00	$23.93	$22.63	$25.07
Income (loss) from investment operations:
Net investment income (loss)	—	(D)	(0.04)	(0.08)	(0.05)	0.01	(0.10)
Net realized and unrealized gains (losses) on investments	1.48		(1.65)	4.28	5.87	2.75	(1.05)
Total from investment operations	1.48		(1.69)	4.20	5.82	2.76	(1.15)
Distributions from:
Net investment income	—		(0.04)	—	—	—	—
Realized capital gains	—		(2.06)	(3.49)	(2.75)	(1.46)	(1.29)
Total distributions	—		(2.10)	(3.49)	(2.75)	(1.46)	(1.29)
Net asset value at end of period	$25.40		$23.92	$27.71	$27.00	$23.93	$22.63
Total return	6.19	%(B)	(6.08%)	16.69%	25.17%	13.05%	(3.42%)
Ratios and supplemental data:
Net assets at end of period (000's)	$343,424		$347,706	$299,247	$263,578	$164,267	$123,593
Ratio to average net assets:
Net expenses	1.06	%(C)	1.05%	1.07%	1.07%	1.16%	1.11%
Gross expenses	1.06	%(C)	1.05%	1.07%	1.07%	1.16%	1.11%
Net investment income (loss)	0.01	%(C)	(0.16%)	(0.29%)	(0.11%)	0.04%	(0.49%)
Portfolio turnover rate	47	%(B)	92%	73%	79%	70%	64%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

61

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014		2013	2012(A)
Net asset value at beginning of period	$24.07		$27.85	$27.10	$23.99		$22.65	$25.30
Income (loss) from investment operations:
Net investment income (loss)	0.10		(0.02)	(0.03)	0.03		0.04	(0.03)
Net realized and unrealized gains (losses) on investments	1.40		(1.65)	4.27	5.83		2.76	(1.33)
Total from investment operations	1.50		(1.67)	4.24	5.86		2.80	(1.36)
Distributions from:
Net investment income	—		(0.05)	—	—		—	—
Realized capital gains	—		(2.06)	(3.49)	(2.75)		(1.46)	(1.29)
Total distributions	—		(2.11)	(3.49)	(2.75)		(1.46)	(1.29)
Net asset value at end of period	$25.57		$24.07	$27.85	$27.10		$23.99	$22.65
Total return	6.23	%(B)	(5.97%)	16.73%	25.32%		13.23%	(4.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,213		$84,152	$102,420	$35,097		$38,821	$25,550
Ratio to average net assets:
Net expenses	0.98	%(C)	0.95%	0.98%	0.97%		0.98%	1.03	%(C)
Gross expenses	0.98	%(C)	0.95%	0.98%	0.97%		0.98%	1.17	%(C)
Net investment income (loss)	0.08	%(C)	(0.05%)	(0.20%)	0.00	%(D)	0.21%	(0.41	%)(C)
Portfolio turnover rate	47	%(B)	92%	73%	79%		70%	64%

(A)	Represents the period from commencement of operations (April 1, 2011) through March 31, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than 0.005%.

See accompanying Notes to Financial Statements.

62

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	September 30,		Year Ended	Ended
	2016		March 31,	March 31,
	(Unaudited)		2016	2015(A)
Net asset value at beginning of period	$9.40		$10.37	$10.00
Income (loss) from investment operations:
Net investment loss	(—	)(B)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	1.06		(0.93)	0.40
Total from investment operations	1.06		(0.97)	0.37
Net asset value at end of period	$10.46		$9.40	$10.37
Total return	11.28	%(C)	(9.35%)	3.70	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$95,762		$58,106	$39,541
Ratio to average net assets:
Net expenses	1.49	%(D)	1.49%	1.49	%(D)
Gross expenses	1.50	%(D)	1.59%	1.68	%(D)
Net investment loss	(0.03	%)(D)	(0.52%)	(0.46	%)(D)
Portfolio turnover rate	36	%(C)	32%	90	%(C)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	September 30,		Year Ended	Ended
	2016		March 31,	March 31,(A)
	(Unaudited)		2016	2016
Net asset value at beginning of period	$9.41		$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(B)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	1.07		(0.94)	0.40
Total from investment operations	1.07		(0.96)	0.37
Net asset value at end of period	$10.48		$9.41	$10.37
Total return	11.37	%(C)	(9.26%)	3.70	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$144,195		$101,401	$32,743
Ratio to average net assets:
Net expenses	1.39	%(D)	1.39%	1.39	%(D)
Gross expenses	1.43	%(D)	1.51%	1.59	%(D)
Net investment income (loss)	0.07	%(D)	(0.42%)	(0.36	%)(D)
Portfolio turnover rate	36	%(C)	32%	90	%(C)

(A)	Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.
(B)	Less than $0.005 or $(0.005) per share.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

63

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended						Eight
	September						Months
	30,						Ended
	2016		Year Ended March 31,				March 31,		Year Ended July 31,
	(Unaudited)		2016	2015	2014		2013(A)		2012		2011
Net asset value at beginning of period	$4.98		$5.70	$5.24	$4.84		$4.25		$4.24		$3.63
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.04)	(0.01)		—	(B)(C)	(—	)(B)(C)	(0.01	)(B)
Net realized and unrealized gains (losses) on investments	0.17		(0.62)	0.63	1.02		0.85		0.01		0.62
Total from investment operations	0.15		(0.66)	0.59	1.01		0.85		0.01		0.61
Distributions from:
Net investment income	—		—	—	—		(0.02)		—		—
Realized capital gains	—		(0.06)	(0.13)	(0.61)		(0.24)		—		—
Total distributions	—		(0.06)	(0.13)	(0.61)		(0.26)		—		—
Net asset value at end of period	$5.13		$4.98	$5.70	$5.24		$4.84		$4.25		$4.24
Total return(D)	3.01	%(E)	(11.68%)	11.52%	22.63%		20.93	%(E)	0.24%		16.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$42,561		$48,650	$34,017	$35,303		$14,243		$15,010		$18,117
Ratio to average net assets:
Net expenses	1.44	%(F)	1.44%	1.44%	1.45%		1.60	%(F)	1.60%		1.60%
Gross expenses	1.62	%(F)	1.66%	1.69%	1.81%		2.13	%(F)	2.01%		1.96%
Net investment income (loss)	(0.80	%)(F)	(0.94%)	(0.71%)	(0.48%)		0.15	%(F)	(0.07%)		(0.33%)
Portfolio turnover rate	32	%(E)	36%	46%	195	%(G)	45	%(E)(H)	48%		59%

Touchstone Small Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended						Eight
	September						Months
	30,						Ended
	2016		Year Ended March 31,				March 31,		Year Ended July 31,
	(Unaudited)		2016	2015	2014		2013(A)		2012		2011
Net asset value at beginning of period	$4.14		$4.78	$4.45	$4.22		$3.75		$3.77		$3.25
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.07)	(0.05)	(0.04)		(0.02	)(B)	(0.03	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	0.16		(0.51)	0.51	0.88		0.74		0.01		0.56
Total from investment operations	0.11		(0.58)	0.46	0.84		0.72		(0.02)		0.52
Distributions from:
Net investment income	—		—	—	—		(0.01)		—		—
Realized capital gains	—		(0.06)	(0.13)	(0.61)		(0.24)		—		—
Total distributions	—		(0.06)	(0.13)	(0.61)		(0.25)		—		—
Net asset value at end of period	$4.25		$4.14	$4.78	$4.45		$4.22		$3.75		$3.77
Total return(D)	2.66	%(E)	(12.26%)	10.64%	21.85%		20.17	%(E)	(0.53%)		16.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,598		$18,237	$12,651	$7,429		$3,509		$3,830		$5,563
Ratio to average net assets:
Net expenses	2.19	%(F)	2.19%	2.19%	2.20%		2.35	%(F)	2.35%		2.35%
Gross expenses	2.48	%(F)	2.46%	2.55%	2.65%		3.16	%(F)	2.76%		2.71%
Net investment loss	(1.54	%)(F)	(1.69%)	(1.46%)	(1.23%)		(0.60	%)(F)	(0.82%)		(1.10%)
Portfolio turnover rate	32	%(E)	36%	46%	195	%(G)	45	%(E)(H)	48%		59%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

64

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended						Eight
	September						Months
	30,						Ended
	2016		Year Ended March 31,				March 31,		Year Ended July 31,
	(Unaudited)		2016	2015	2014		2013(A)(B)		2012		2011
Net asset value at beginning of period	$5.55		$6.33	$5.78	$5.27		$4.61		$4.58		$3.92
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(0.01)	(0.01)		0.01	(C)	0.01	(C)	(—	)(C)(D)
Net realized and unrealized gains (losses) on investments	0.19		(0.69)	0.69	1.13		0.92		0.02		0.66
Total from investment operations	0.17		(0.72)	0.68	1.12		0.93		0.03		0.66
Distributions from:
Net investment income	—		—	—	—		(0.03)		—		—
Realized capital gains	—		(0.06)	(0.13)	(0.61)		(0.24)		—		—
Total distributions	—		(0.06)	(0.13)	(0.61)		(0.27)		—		—
Net asset value at end of period	$5.72		$5.55	$6.33	$5.78		$5.27		$4.61		$4.58
Total return	3.06	%(E)	(11.46%)	12.01%	22.88%		20.94	%(E)	0.66%		16.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$393,563		$508,450	$314,062	$37,030		$18,123		$23,232		$26,317
Ratio to average net assets:
Net expenses	1.19	%(F)	1.19%	1.19%	1.20%		1.35	%(F)	1.35%		1.35%
Gross expenses	1.33	%(F)	1.31%	1.36%	1.50%		1.77	%(F)	1.76%		1.71%
Net investment income (loss)	(0.55	%)(F)	(0.69%)	(0.46%)	(0.23%)		0.40	%(F)	0.17%		(0.08%)
Portfolio turnover rate	32	%(E)	36%	46%	195	%(G)	45	%(E)(H)	48%		59%

Touchstone Small Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months
	Ended
	September						Period
	30,						Ended
	2016		Year Ended March 31,				March 31,
	(Unaudited)		2016	2015	2014		2013(I)
Net asset value at beginning of period	$5.58		$6.35	$5.80	$5.28		$4.92
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.02)	(—	)(D)	0.02	(C)
Net realized and unrealized gains (losses) on investments	0.19		(0.68)	0.70	1.13		0.61
Total from investment operations	0.18		(0.71)	0.68	1.13		0.63
Distributions from:
Net investment income	—		—	—	—		(0.03)
Realized capital gains	—		(0.06)	(0.13)	(0.61)		(0.24)
Total distributions	—		(0.06)	(0.13)	(0.61)		(0.27)
Net asset value at end of period	$5.76		$5.58	$6.35	$5.80		$5.28
Total return	3.23	%(E)	(11.27%)	11.97%	23.04%		13.56	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,149		$22,863	$12,285	$12,372		$3
Ratio to average net assets:
Net expenses	1.04	%(F)	1.04%	1.04%	1.04%		1.25	%(F)
Gross expenses	1.21	%(F)	1.23%	1.31%	1.40%		945.43	%(F)
Net investment income (loss)	(0.40	%)(F)	(0.54%)	(0.32%)	(0.07%)		0.50	%(F)
Portfolio turnover rate	32	%(E)	36%	46%	195	%(G)	45	%(E)(H)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(I)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

65

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,
2016	Year Ended March 31,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$18.98	$30.96	$31.81	$28.74	$27.74	$24.95
Income (loss) from investment operations:
Net investment income	0.13	(A)	0.06	(A)	0.11	0.02	0.11	0.02	(A)
Net realized and unrealized gains (losses) on investments	1.00	(1.99)	4.87	5.96	1.00	2.77
Total from investment operations	1.13	(1.93)	4.98	5.98	1.11	2.79
Distributions from:
Net investment income	—	(0.03)	(0.05)	(0.05)	(0.11)	—
Realized capital gains	—	(10.02)	(5.78)	(2.86)	—	—
Total distributions	—	(10.05)	(5.83)	(2.91)	(0.11)	—
Net asset value at end of period	$20.11	$18.98	$30.96	$31.81	$28.74	$27.74
Total return(B)	5.95	%(C)	(8.73%)	17.17%	21.27%	4.05%	11.18%
Ratios and supplemental data:
Net assets at end of period (000's)	$123,491	$137,306	$257,273	$287,813	$286,572	$238,488
Ratio to average net assets:
Net expenses	1.24	%(D)	1.24%	1.25%	1.23%	1.22%	1.25%
Gross expenses	1.39	%(D)	1.39%	1.28%	1.29%	1.32%	1.35%
Net investment income	1.38	%(D)	0.31%	0.35%	0.06%	0.47%	0.08%
Portfolio turnover rate	27	%(C)	304%	98%	92%	109	%(E)	91%

Touchstone Sustainability and Impact Equity Fund—Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016		2015	2014	2013		2012
Net asset value at beginning of period	$16.84		$28.74		$30.08	$27.41	$26.47		$23.85
Income (loss) from investment operations:
Net investment income (loss)	0.05	(A)	(0.08	)(A)	(0.15)	(0.19)	0.01		(0.03	)(A)
Net realized and unrealized gains (losses) on investments	0.89		(1.80)		4.59	5.72	0.93		2.65
Total from investment operations	0.94		(1.88)		4.44	5.53	0.94		2.62
Distributions from:
Realized capital gains	—		(10.02)		(5.78)	(2.86)	—		—
Net asset value at end of period	$17.78		$16.84		$28.74	$30.08	$27.41		$26.47
Total return(B)	5.58	%(C)	(9.41%)		16.27%	20.62%	3.55%		10.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$151		$457		$1,722	$3,671	$6,671		$10,949
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%		2.00%	1.79%	1.68%		1.45%
Gross expenses	9.07	%(D)	3.78%		2.27%	1.79%	1.68%		1.45%
Net investment income (loss)	0.63	%(D)	(0.44%)		(0.40%)	(0.50%)	0.00	%(F)	(0.12%)
Portfolio turnover rate	27	%(C)	304%		98%	92%	109	%(E)	91%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than 0.005%.

See accompanying Notes to Financial Statements.

66

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2016		Year Ended March 31,
	(Unaudited)		2016		2015	2014	2013		2012
Net asset value at beginning of period	$16.47		$28.32		$29.72	$27.17	$26.31		$23.84
Income (loss) from investment operations:
Net investment income (loss)	0.05	(A)	(0.08	)(A)	(0.12)	(0.21)	(0.08)		(0.16	)(A)
Net realized and unrealized gains (losses) on investments	0.87		(1.75)		4.50	5.62	0.94		2.63
Total from investment operations	0.92		(1.83)		4.38	5.41	0.86		2.47
Distributions from:
Realized capital gains	—		(10.02)		(5.78)	(2.86)	—		—
Net asset value at end of period	$17.39		$16.47		$28.32	$29.72	$27.17		$26.31
Total return(B)	5.59	%(C)	(9.41%)		16.30%	20.35%	3.27%		10.36%
Ratios and supplemental data:
Net assets at end of period (000's)	$53,521		$56,435		$103,861	$111,631	$107,572		$116,350
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%		2.00%	1.98%	1.97%		2.00%
Gross expenses	2.15	%(D)	2.15%		2.03%	2.04%	2.08%		2.09%
Net investment income (loss)	0.63	%(D)	(0.44%)		(0.40%)	(0.69%)	(0.28%)		(0.67%)
Portfolio turnover rate	27	%(C)	304%		98%	92%	109	%(E)	91%

Touchstone Sustainability and Impact Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,
2016	Year Ended March 31,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$19.49	$31.49	$32.23	$29.07	$28.09	$25.19
Income (loss) from investment operations:
Net investment income	0.16	(A)	0.13	(A)	0.22	0.09	0.18	0.09	(A)
Net realized and unrealized gains (losses) on investments	1.03	(2.06)	4.92	6.06	1.00	2.81
Total from investment operations	1.19	(1.93)	5.14	6.15	1.18	2.90
Distributions from:
Net investment income	—	(0.05)	(0.10)	(0.13)	(0.20)	—
Realized capital gains	—	(10.02)	(5.78)	(2.86)	—	—
Total distributions	—	(10.07)	(5.88)	(2.99)	(0.20)	—
Net asset value at end of period	$20.68	$19.49	$31.49	$32.23	$29.07	$28.09
Total return	6.11	%(C)	(8.54%)	17.48%	21.62%	4.32%	11.47%
Ratios and supplemental data:
Net assets at end of period (000's)	$93,177	$67,638	$416,741	$577,708	$523,413	$385,411
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.99%	0.97%	0.96%	0.99%
Gross expenses	1.12	%(D)	1.14%	1.00%	1.05%	1.08%	1.14%
Net investment income	1.63	%(D)	0.56%	0.61%	0.32%	0.72%	0.34%
Portfolio turnover rate	27	%(C)	304%	98%	92%	109	%(E)	91%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

67

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	September 30,		Ended
	2016		March 31,
	(Unaudited)		2016(A)
Net asset value at beginning of period	$19.50		$31.44
Income (loss) from investment operations:
Net Investment income	0.17	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	1.03		(1.98)
Total from investment operations	1.20		(1.87)
Distributions from:
Net investment income	—		(0.05)
Realized capital gains	—		(10.02)
Total distributions	—		(10.07)
Net asset value at end of period	$20.70		$19.50
Total return	6.15	%(C)	(8.49	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,182		$6,843
Ratio to average net assets:
Net expenses	0.89	%(D)	0.89	%(D)
Gross expenses	1.15	%(D)	1.48	%(D)
Net investment income	1.73	%(D)	0.66	%(D)
Portfolio turnover rate	27	%(C)	304	%(C)

(A)	Represents the period from commencement of operations (May 4, 2015) through March 31, 2016.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

68

Notes to Financial Statements

September 30, 2016 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone International Growth Fund (“International Growth Fund”)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Touchstone Small Cap Growth Fund (“Small Cap Growth Fund”)

Touchstone Sustainability and Impact Equity Fund (“Sustainability and Impact Equity Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	X	—	X	X	X
Focused Fund	X	—	X	X	X
Growth Opportunities Fund	X	—	X	X	X
International Growth Fund	X	—	X	X	X
International Value Fund	X	—	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Sands Capital Emerging Markets Growth Fund	—	—	—	X	X
Small Cap Growth Fund	X	—	X	X	X
Sustainability and Impact Equity Fund	X	X	X	X	X

Class B shares are closed to new investors and subsequent purchases. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

69

Notes to Financial Statements (Unaudited) (Continued)

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic allocation or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund and Sustainability and Impact Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange

70

Notes to Financial Statements (Unaudited) (Continued)

rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2016, the Flexible Income Fund did not hold any securities sold short.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration

71

Notes to Financial Statements (Unaudited) (Continued)

date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2016, the Flexible Income Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2016, the Flexible Income Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $1,283,489 held as collateral for futures.

Swap Contracts — The Flexible Income Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

72

Notes to Financial Statements (Unaudited) (Continued)

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of September 30, 2016, the Flexible Income Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls

73

Notes to Financial Statements (Unaudited) (Continued)

for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2016, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund

74

Notes to Financial Statements (Unaudited) (Continued)

from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Flexible Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

As of September 30, 2016, the Flexible Income Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Flexible Income Fund
Forward Foreign Currency Contracts	$244,845	$(243,902)
Futures Contracts	72,655	(239,292)
Total gross amount of assets and liabilities subject to MNA	$317,500	$(483,194)

The following table presents the Flexible Income Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of September 30, 2016:

		Gross
		Amount
		of	Gross Amount Available	Non-Cash	Cash
	Derivative	Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Type	Assets	Assets and Liabilities	Received	Received	Amount(A)
ANZ Capital Markets	Forward Foreign Currency Contracts	$164,858	$(125,553)	$—	$—	$39,305
Morgan Stanley	Forward Foreign Currency Contracts	79,987	(79,987)	—	—	—
Wells Fargo	Futures Contracts	72,655	(72,655)	—	—	—

(A)     Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Flexible Income Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2016:

		Gross
		Amount
		of	Gross Amount Available	Non-Cash	Cash
	Derivative	Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Type	Liabilities	Assets and Liabilities	Pledged	Pledged	Amount(A)
ANZ Capital Markets	Forward Foreign Currency Contracts	$125,553	$(125,553)	$—	$—	$—
Morgan Stanley	Forward Foreign Currency Contracts	118,349	(79,987)	—	—	38,362
Morgan Stanley	Futures Contracts	15,300	—	—	(15,300)	—
Wells Fargo	Futures Contracts	223,992	(72,655)	—	(151,337)	—

(A)     Net amount represents the net amount payable due to the counterparty in the event of default.

75

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primary risk exposure as of September 30, 2016:

Fair Value of Derivative Investments As of September 30, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Contracts*	$244,845	$243,902
	Futures - Interest Rate Contracts**	72,655	239,292

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Payable/Receivable for variation margin for futures contracts. Only current day’s variation margin is reported within the payables/receivable of the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) of futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The following table sets forth the effect of the Flexible Income Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2016:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended September 30, 2016
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Forward - Foreign Currency Contracts*	$(3,556,464)	$1,552,057
	Futures - Interest Rate Contracts**	(486,370)	(166,637)
	Written Options - Equity Contracts***	454,017	—
	Swap Agreements - Credit Contracts****	(328,465)	—

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

*** Statements of Operations Location: Net realized gains on written options.

**** Statements of Operations Location: Net realized losses on swap agreements.

For the six months ended September 30, 2016, the average quarterly balance of outstanding value of derivative financial instruments for the Flexible Income Fund was as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$106,664
Written Options - Premiums Received	$19,166
Interest rate contracts:
Futures - Average notional value	$121,324,186
Credit Contracts:
Credit Default Swaps - Average notional value	$10,000,000
Forward foreign currency contracts:
Average number of contracts	10
Average U.S. dollar amount purchased	$29,526,915
Average U.S. dollar amount sold	$29,791,970

76

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market
		Value of	Market Value
		Securities	of Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Flexible Income Fund	Corporate Bond	$13,943,084	$14,578,138	$635,054
	Preferred Stocks	575,668	586,625	10,957
Total Flexible Income Fund		14,518,752	15,164,763	646,011
Growth Opportunities Fund	Common Stock	2,508,072	2,567,319	59,247
International Growth Fund	Common Stock	417,894	426,781	8,887
Mid Cap Growth Fund	Common Stock	394,946	401,200	6,254
Small Cap Growth Fund	Common Stock	33,465,503	34,163,476	697,973

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes B, C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Class B shares of the Funds are subject to a CDSC of 5.00% in the event of a shareholder redemption within a one-year

77

Notes to Financial Statements (Unaudited) (Continued)

period of purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. Additionally, Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issues discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

78

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2016:

	Flexible		Growth
	Income	Focused	Opportunities
	Fund	Fund	Fund
Purchases of investment securities	$341,419,654	$146,933,884	$130,338,803
Proceeds from sales and maturities	$204,142,539	$90,418,273	$159,259,512

	International	International	Mid Cap
	Growth	Value	Growth
	Fund	Fund	Fund
Purchases of investment securities	$13,455,791	$2,689,519	$343,115,049
Proceeds from sales and maturities	$3,056,453	$19,700,276	$432,912,870

	Sands Capital
	Emerging		Sustainability
	Markets	Small Cap	and Impact
	Growth	Growth	Equity
	Fund	Fund	Fund
Purchases of investment securities	$126,932,630	$163,983,325	$78,385,655
Proceeds from sales and maturities	$66,046,128	$319,411,165	$73,910,027

For the six months ended September 30, 2016, purchases and proceeds from sales and maturities in U.S. Government securities were $178,918,911 and $159,773,000 for the Flexible Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $72,342 for the six months ended September 30, 2016.

79

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.70% on the first $500 million
0.60% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
International Growth Fund	0.90% on the first $500 million
0.85% on the next $1 billion
0.80% on such assets in excess of $1.5 billion
International Value Fund	1.00%
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.15%
Small Cap Growth Fund	1.00% on the first $300 million
0.95% on such assets in excess of $300 million
Sustainability and Impact Equity Fund	0.75% on the first $200 million
0.70% on the next $800 million
0.65% on such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Apex Capital Management*	Rockefeller & Co., Inc.
Small Cap Growth Fund	Sustainability and Impact Equity Fund
International Growth Fund	Sands Capital Management, LLC
Barrow, Hanley, Mewhinney & Strauss, LLC	Sands Capital Emerging Markets Growth Fund
International Value Fund	Westfield Capital Management Company, L.P.
ClearArc Capital, Inc.	Growth Opportunities Fund
Flexible Income Fund	Mid Cap Growth Fund
Fort Washington Investment Advisors, Inc.**
Focused Fund

*Apex Capital Management, Inc. was acquired by Fiera Capital, Inc. Apex Capital Management is a trade name used by Fiera Capital, Inc.

**Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business.

80

Notes to Financial Statements (Unaudited) (Continued)

The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain expense limitations for the Funds:

					Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	1.09%	—	1.84%	0.84%	0.74%
Focused Fund	1.20%	—	1.95%	0.95%	0.83%
Growth Opportunities Fund	1.24%	—	1.99%	0.99%	0.89%
International Growth Fund	1.32%	—	2.07%	1.07%	0.97%
International Value Fund	1.34%	—	2.09%	1.09%	0.99%
Mid Cap Growth Fund	1.39%	2.14%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets Growth Fund	—	—	—	1.49%	1.39%
Small Cap Growth Fund	1.44%	—	2.19%	1.19%	1.04%
Sustainability and Impact Equity Fund	1.24%	1.99%	1.99%	0.99%	0.89%

These expense limitations will remain in effect for all Funds through at least July 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended September 30, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Flexible Income Fund	$—	$385,302	$95,222	$480,524
Focused Fund	—	—	196,868	196,868
Growth Opportunities Fund	—	67,125	105,728	172,853
International Growth Fund	38,269	6,323	21,031	65,623
International Value Fund	60,541	24,031	34,521	119,093
Mid Cap Growth Fund	—	—	7,525	7,525
Sands Capital Emerging Markets Growth Fund	—	—	26,257	26,257
Small Cap Growth Fund	—	284,954	110,795	395,749
Sustainability and Impact Equity Fund	—	96,243	116,833	213,076

Under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of waiver or reimbursement. As of September 30, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,	March 31,
Fund	2017	2018	2019	2020	Total
Flexible Income Fund	$772,157	$506,352	$775,043	$453,127	$2,506,679
Focused Fund	712,383	502,116	178,123	15,893	1,408,515
Growth Opportunities Fund	317,974	223,185	227,669	138,130	906,958
International Growth Fund	—	—	—	65,608	65,608
International Value Fund	397,344	357,335	327,638	114,039	1,196,356
Mid Cap Growth Fund	—	—	—	6,151	6,151

81

Notes to Financial Statements (Unaudited) (Continued)

	Expiration	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,	March 31,
Fund	2017	2018	2019	2020	Total
Sands Capital Emerging Markets Growth Fund	$—	$119,351	$105,154	$26,257	$250,762
Small Cap Growth Fund	180,962	313,619	583,974	362,885	1,441,440
Sustainability and Impact Equity Fund	432,998	65,536	372,980	137,042	1,008,556

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended September 30, 2016.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the

82

Notes to Financial Statements (Unaudited) (Continued)

Class B plan, each Fund offering Class B shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class B shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliates during the six months ended September 30, 2016:

Fund	Amount
Flexible Income Fund	$18,445
Focused Fund	45,283
Growth Opportunities Fund	7,242
International Value Fund	71
Mid Cap Growth Fund	33,565
Small Cap Growth Fund	3,745
Sustainability and Impact Equity Fund	6,352

In addition, the Underwriter collected CDSC on the redemption of Classes A, B, and C shares of the Funds listed below during the six months ended September 30, 2016:

Fund	Class A	Class B	Class C
Flexible Income Fund	$—	$—	$1,775
Focused Fund	—	—	3,420
Mid Cap Growth Fund	—	—	1,316
Small Cap Growth Fund	—	—	61
Sustainability and Impact Equity Fund	—	—	564

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2016 the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

83

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid are as follows:

	Flexible
	Income Fund		Focused Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2016	2015	2016	2015
From ordinary income	$12,216,849	$13,016,300	$8,434,874	$4,384,884
From long-term capital gains	—	—	27,791,755	—
Total distributions	$12,216,849	$13,016,300	$36,226,629	$4,384,884

	Growth		International		Mid Cap
	Opportunities Fund		Value Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2016	2015	2016	2015	2016	2015
From ordinary income	$1,772,322	$—	$3,765,519	$3,787,190	$8,520,663	$30,998,259
From long-term capital gains	23,776,825	32,371,941	—	—	61,652,123	68,535,176
Total distributions	$25,549,147	$32,371,941	$3,765,519	$3,787,190	$70,172,786	$99,533,435

	Sands Capital				Sustainability
	Emerging Markets		Small Cap		and Impact Equity
	Growth Fund		Growth Fund		Fund
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2016	2015	2016	2015	2016	2015
From ordinary income	$—	$—	$870,393	$2,738,627	$54,125,427	$4,739,291
From long-term capital gains	—	—	3,899,710	2,618,059	116,661,558	127,807,527
Total distributions	$—	$—	$4,770,103	$5,356,686	$170,786,985	$132,546,818

The following information is computed on a tax basis for each item as of March 31, 2016:

	Flexible		Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$560,302,632	$1,198,452,351	$298,929,030	$51,073,577
Gross unrealized appreciation	10,089,315	200,630,707	31,188,893	1,704,947
Gross unrealized depreciation	(6,437,428)	(30,694,225)	(6,021,422)	(9,314,806)
Net unrealized (depreciation) on investments	3,651,887	169,936,482	25,167,471	(7,609,859)
Net unrealized appreciation (depreciation) on foreign currency contracts and translation of other assets and liabilities denominated in foreign currency	(94,641)	—	—	(4,510)
Post-October and Qualified Late-Year Losses	—	—	(12,395,567)	(5,545,202)
Capital loss carryforwards	(12,989,296)	—	(509,261)	(117,302,408)
Other temporary differences	(2,895)	—	—	—
Undistributed ordinary income	352,763	7,223,788	—	2,333,680
Undistributed capital gains	—	12,445,539	—	—
Accumulated earnings (deficit)	$(9,082,182)	$189,605,809	$12,262,643	$(128,128,299)

84

Notes to Financial Statements (Unaudited) (Continued)

		Sands Capital
		Emerging		Sustainability
	Mid Cap	Markets	Small Cap	and Impact
	Growth	Growth	Growth	Equity
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$685,491,483	$165,528,501	$664,783,863	$271,737,605
Gross unrealized appreciation	134,747,830	9,831,116	38,632,859	20,657,903
Gross unrealized depreciation	(14,902,639)	(9,760,308)	(58,395,861)	(24,129,175)
Net unrealized (depreciation) on investments	119,845,191	70,808	(19,763,002)	(3,471,272)
Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	—	(3,368)	—	4,499
Post-October and Qualified Late-Year Losses	(23,739,102)	(168,033)	(695,134)	(13,753,041)
Capital loss carryforwards	—	(7,587,200)	(809,083)	—
Undistributed ordinary income	—	—	—	—
Undistributed capital gains	—	—	1,973,097	—
Accumulated earnings (deficit)	$96,106,089	$(7,687,793)	$(19,294,122)	$(17,219,814)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities and investments in regulated investment companies.

As of March 31, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
	Short Term Expiring in			Expiration	Expiration
Fund	2017	2018	2019	Short Term *	Long Term *	Total
Flexible Income Fund	$—	$—	$9,461,280	$1,167,799	$2,360,217	$12,989,296
Growth Opportunities Fund	—	509,261	—	—	—	509,261
International Value Fund	46,390,273	70,912,135	—	—	—	117,302,408
Sands Capital Emerging Markets Growth Fund	—	—	—	7,281,473	305,727	7,587,200
Small Cap Growth Fund	809,083	—	—	—	—	809,083

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended March 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2016, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$716,848,367	$19,645,051	$(3,148,919)	$16,496,132
Focused Fund	1,204,314,751	261,373,029	(26,711,720)	234,661,309
Growth Opportunities Fund	255,321,778	40,014,948	(5,724,387)	34,290,561
International Growth Fund	11,166,508	558,267	(350,961)	207,306
International Value Fund	29,745,829	541,091	(5,348,328)	(4,807,237)
Mid Cap Growth Fund	616,299,500	129,655,968	(3,602,872)	126,053,096
Sands Capital Emerging Markets Growth Fund	210,259,415	32,783,977	(4,556,467)	28,227,510

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Notes to Financial Statements (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Growth Fund	$512,585,441	$36,311,018	$(34,809,851)	$1,501,167
Sustainability and Impact Equity Fund	279,463,585	26,353,633	(17,769,153)	8,584,480

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2013 through 2016) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates.

86

Notes to Financial Statements (Unaudited) (Continued)

Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statement.

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Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 through September 30, 2016).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2016	2016	2016	2016*
Touchstone Flexible Income Fund
Class A	Actual	1.10%	$1,000.00	$1,041.70	$5.63	**
Class A	Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57	**

Class C	Actual	1.85%	$1,000.00	$1,038.50	$9.45	**
Class C	Hypothetical	1.85%	$1,000.00	$1,015.79	$9.35	**

Class Y	Actual	0.85%	$1,000.00	$1,042.90	$4.35	**
Class Y	Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31	**

Institutional Class	Actual	0.75%	$1,000.00	$1,043.40	$3.84	**
Institutional Class	Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,057.00	$6.19
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,052.90	$10.04
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.93%	$1,000.00	$1,058.50	$4.80
Class Y	Hypothetical	0.93%	$1,000.00	$1,020.41	$4.71

Institutional Class	Actual	0.83%	$1,000.00	$1,058.70	$4.28
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.91	$4.20

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,044.20	$6.35
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,040.40	$10.18
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,045.50	$5.08
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.89%	$1,000.00	$1,046.20	$4.57
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

Touchstone International Growth Fund
Class A	Actual	1.32%	$1,000.00	$1,035.00	$6.73
Class A	Hypothetical	1.32%	$1,000.00	$1,018.45	$6.68

Class C	Actual	2.07%	$1,000.00	$1,031.00	$10.54
Class C	Hypothetical	2.07%	$1,000.00	$1,014.69	$10.45

Class Y	Actual	1.07%	$1,000.00	$1,036.00	$5.46
Class Y	Hypothetical	1.07%	$1,000.00	$1,019.70	$5.42

Institutional Class	Actual	0.97%	$1,000.00	$1,036.00	$4.95
Institutional Class	Hypothetical	0.97%	$1,000.00	$1,020.21	$4.91

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

		Net Expense	Beginning	Ending	Expenses Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2016	2016	2016	2016*
Touchstone International Value Fund
Class A	Actual	1.34%	$1,000.00	$1,012.20	$6.76
Class A	Hypothetical	1.34%	$1,000.00	$1,018.35	$6.78

Class C	Actual	2.09%	$1,000.00	$1,008.80	$10.52
Class C	Hypothetical	2.09%	$1,000.00	$1,014.59	$10.56

Class Y	Actual	1.09%	$1,000.00	$1,013.50	$5.50
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Institutional Class	Actual	0.99%	$1,000.00	$1,015.00	$5.00
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Touchstone Mid Cap Growth Fund
Class A	Actual	1.31%	$1,000.00	$1,060.60	$6.77
Class A	Hypothetical	1.31%	$1,000.00	$1,018.50	$6.63

Class B	Actual	2.14%	$1,000.00	$1,056.50	$11.03
Class B	Hypothetical	2.14%	$1,000.00	$1,014.34	$10.81

Class C	Actual	2.07%	$1,000.00	$1,056.30	$10.67
Class C	Hypothetical	2.07%	$1,000.00	$1,014.69	$10.45

Class Y	Actual	1.06%	$1,000.00	$1,061.90	$5.48
Class Y	Hypothetical	1.06%	$1,000.00	$1,019.75	$5.37

Institutional Class	Actual	0.98%	$1,000.00	$1,062.30	$5.07
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.16	$4.96

Touchstone Sands Capital Emerging Markets Growth Fund
Class Y	Actual	1.49%	$1,000.00	$1,112.80	$7.89
Class Y	Hypothetical	1.49%	$1,000.00	$1,017.60	$7.54

Class I	Actual	1.39%	$1,000.00	$1,113.70	$7.37
Class I	Hypothetical	1.39%	$1,000.00	$1,018.10	$7.03

Touchstone Small Cap Growth Fund
Class A	Actual	1.44%	$1,000.00	$1,030.10	$7.33
Class A	Hypothetical	1.44%	$1,000.00	$1,017.85	$7.28

Class C	Actual	2.19%	$1,000.00	$1,026.60	$11.13
Class C	Hypothetical	2.19%	$1,000.00	$1,014.09	$11.06

Class Y	Actual	1.19%	$1,000.00	$1,030.60	$6.06
Class Y	Hypothetical	1.19%	$1,000.00	$1,019.10	$6.02

Institutional Class	Actual	1.04%	$1,000.00	$1,032.30	$5.30
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

		Net Expense	Beginning	Ending	Expenses Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2016	2016	2016	2016*
Touchstone Sustainability and Impact Equity Fund
Class A	Actual	1.24%	$1,000.00	$1,059.50	$6.40
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class B	Actual	1.99%	$1,000.00	$1,055.80	$10.26
Class B	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class C	Actual	1.99%	$1,000.00	$1,055.90	$10.26
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,061.10	$5.12
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.89%	$1,000.00	$1,061.50	$4.60
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.58, $9.40, $4.30 and $3.79, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.52, $9.30, $4.26 and $3.75, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2015, the Board ofTrustees (the “Board” or “Trustees”) of theTouchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and Touchstone Advisors, Inc. (the “Advisor”) adding the Touchstone International Growth Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and Apex Capital Management, Inc. (the “Sub-Advisor”).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information considered by the Board at the November 2015 meeting included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated total expense ratio with those of comparable funds; (2) performance information for the Sub-Advisor’s separately managed accounts with the same investment strategy to be used by the Sub-Advisor in managing the Fund (the “International SMA”); (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.

Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment

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Other Items (Unaudited) (Continued)

Advisory Agreement and the Sub-Advisory Agreement in a private session with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) the level of the Fund’s proposed advisory fees and expenses; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of sub-advisors of other funds and the Advisor’s timeliness in responding to any performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which will include an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor will conduct regular on-site compliance visits with the Sub-Advisor, during which the Advisor will examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also will include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor will be reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s total operating expenses for at least a year following the date on which the Fund commenced operations. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and whether the Advisor has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as

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Other Items (Unaudited) (Continued)

Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio net of applicable fee waivers and/or expense reimbursements with those of comparable funds. The Board noted that the advisory fee proposed for the Fund was in the fourth quintile of its Morningstar category and peer group and the Fund’s Class A shares’ total expenses, net of fee waivers and/or reimbursements, were in the second quintile of its Morningstar category. The Board noted the Advisor’s explanation for setting the advisory fee in the fourth quintile of its Morningstar category and peer group. The Board took into consideration the performance of the International SMA relative to the MSCI ACWI ex-US Index. The Board also considered the extensive experience of the portfolio managers who would manage the Fund.

The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it receives from the Fund and noted the impact of such sub-advisory fee on the profitability of the Advisor. Based upon their review, theTrustees concluded that the proposed advisory fee was reasonable in light of the services to be received by the Fund from the Advisor.

Economies of Scale. The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the proposed advisory fee structure, which included breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increase. The Board also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In initially approving the Fund’s Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance with respect to its management of the International SMA; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also considered the Sub-Advisor’s regulatory and compliance history. The Board noted that the Advisor’s compliance monitoring will include quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, will be reported to the Board.

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Other Items (Unaudited) (Continued)

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor and its affiliates of the Sub-Advisor’s relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement, and that the sub-advisory fee is negotiated at arm’s length. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration.

Sub-Advisory Fees and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor.

The Board considered the Sub-Advisor’s performance record in managing the International SMA. The Board was mindful of the Advisor’s focus on the performance of sub-advisors of other funds and the Advisor’s ways of addressing underperformance. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from the Sub-Advisor.

Conclusion. In considering the initial approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Basis for Board's Approval of New Sub-Advisory Agreements

At a meeting held on May 19, 2016, the Board of the Trust, and by a separate vote, the Independent Trustees of the Trust, approved new sub-advisory agreements between the Advisor and Fiera Capital Inc. (“Fiera” or the “Sub-Advisor”) with respect to the Touchstone International Growth Fund and Touchstone Small Cap Growth Fund (each a “Fund,” and together the “Apex Funds”) (each a “New Sub-Advisory Agreement,” and together the “New Sub-Advisory Agreements”), each a series of the Trust.

The Board was asked to consider approval of the New Sub-Advisory Agreements with Fiera as a result of an impending change in control involving Apex Capital Management, Inc. (“Apex”), the current sub-advisor to the Apex Funds. Management explained that on or about May 31, 2016, Fiera was expected to acquire a 100% interest in Apex through its U.S. subsidiary, Fiera Capital Corporation (the “Transaction”). Management explained that theTransaction would constitute an assignment of the current sub-advisory agreements between the Advisor and Apex (together, the “Prior Sub-Advisory Agreements”) with respect to the Apex Funds. If approved by the Board, the New Sub-Advisory Agreements with Fiera would become effective immediately

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Other Items (Unaudited) (Continued)

upon the closing of the Transaction. Management noted that Fiera is expected to conduct business as Apex Capital Management following the closing of the Transaction.

In approving the New Sub-Advisory Agreements with Fiera, the Board considered various factors with respect to the Apex Funds, Fiera and the New Sub-Advisory Agreements, among them: (1) the nature, extent and quality of services to be provided by the Sub-Advisor to the Apex Funds, including the personnel providing such services; (2) the Sub-Advisor’s compensation; and (3) the terms of the New Sub-Advisory Agreements, which are substantially similar to those of the Prior Sub-Advisory Agreements. In considering approval of the New Sub-Advisory Agreements, the Board took into account information and materials that the Board had received and considered in connection with its approval of the renewal of the Prior Sub-Advisory Agreement in November 2015 with respect to the Touchstone Small Cap Growth. That approval, on which the Board voted at its meeting held in person on November 19, 2015, followed a lengthy process during which the Board considered a variety of factors similar to those noted above. The Board’s analysis of the aforementioned factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided to the Apex Funds by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss the Apex Funds’ performance and the Sub-Advisor’s investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Apex Funds. The Board noted that the management team and investment personnel who currently manage the Apex Funds were not expected to change after the Transaction, and that the Advisor did not anticipate any changes in how the Funds would be managed following the Transaction. The Board also took into account the Advisor’s due diligence review of Fiera and its conclusion that the Transaction would have a minimal, if any, impact on the Sub-Advisor’s provision of investment management services to the Apex Funds.

Sub-Advisor’s Compensation. The Board took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Apex Funds. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Apex Funds, the Board noted that the sub-advisory fees to be paid under the New Sub-Advisory Agreements would be identical to the sub-advisory fees currently paid under the Prior Sub-Advisory Agreements. The Board also noted that the sub-advisory fees under the New Sub-Advisory Agreements would be paid by the Advisor out of the advisory fees that it receives under its Investment Advisory Agreement. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with the Apex Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Apex Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for the Touchstone International Growth Fund would continue to contain breakpoints that would reduce the sub-advisory fee rates on assets above specified levels as that Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board took into account that following the Transaction the Apex Funds would continue to pay advisory fees to the Advisor and that the Advisor would continue to pay sub-advisory fees to the Sub-Advisor out of the advisory fees it receives from the Funds. The Board noted that the amounts to be retained by the Advisor and the sub-advisory fees to be paid to the Sub-Advisor would not change as a result of the Transaction. The Board also noted that the Advisor had negotiated the sub-advisory fees with the Sub-Advisor at arm’s-length. The Board took into account the performance of the Touchstone Small Cap Growth Fund through March 31, 2016 and noted that it reviews on a quarterly

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Other Items (Unaudited) (Continued)

basis detailed information about each Apex Fund’s performance results, portfolio composition and investment strategies. In considering approval of the New Sub-Advisory Agreements, the Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Sub-Advisor.

Conclusion. In reaching its decision to approve the New Sub-Advisory Agreements with respect to the Apex Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each New Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Apex Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) each Apex Fund’s advisory and sub-advisory fees are reasonable relative to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Apex Fund. Based on its conclusions, the Board determined that approval of the New Sub-Advisory Agreements with respect to the Apex Funds was in the best interests of the Funds and their shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

99

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1610

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/28/2016

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/28/2016

* Print the name and title of each signing officer under his or her signature.